                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21913

                             BHR Institutional Funds
               (Exact name of registrant as specified in charter)

                      1160 West Swedesford Road, Suite 140
                                Berwyn, PA 19312
               (Address of principal executive offices) (Zip code)

                                   Peter Moran
                              BHR Fund Advisors, LP
                      1160 West Swedesford Road, Suite 140
                                Berwyn, PA 19312
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 610-854-0900

                      Date of fiscal year end: September 30

                    Date of reporting period: March 31, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                                    (GRAPHIC)

SEMIANNUAL REPORT

March 31, 2009

ClariVest International Equity Fund

ClariVest SMid Cap Core Growth Fund

CONTENTS

Disclosure of Fund Expenses                                                    1
Schedule of Investments                                                        2
Financial Statements                                                           7
Notes to Financial Statements                                                 13
Board Considerations Regarding Continuation of Investment Management
   and Sub-Advisory Agreements                                                16
Additional Fund Information                                                   17

This report is submitted for the general information of the Funds' shareholders. It is not authorized for distribution to prospective shareholders unless preceded or accompanied by the Fund's current prospectus.

Shares of the Funds are distributed by PFPC Distributors, Inc., 760 Moore Road, King of Prussia, PA 19406.

DISCLOSURE OF FUND EXPENSES

For the Six Month Period October 1, 2008 to March 31, 2009 (Unaudited)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of the ClariVest International Equity Fund or the ClariVest SMid Cap Core Growth Fund (each a "Fund", and collectively, the "Funds"), you incur ongoing costs, which include costs for investment advisory services, administrative services, shareholder services and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the Funds. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return for the period. The "Expense Ratio" column shows the period's annualized expense ratio and the "Expenses Paid During the Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

HYPOTHETICAL 5% RETURN: This section is intended to help you compare your Fund's costs with those of other mutual funds. The "Ending Account Value" shown is derived from hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and assumed rate of return. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees or exchange fees. The Funds have no sales charges or exchange fees, but these may be present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                  Beginning         Ending                     Expenses Paid
                                                Account Value   Account Value    Expense     During the Period
                                                   10/01/08        03/31/09     Ratio(1)   10/01/08-03/31/09(2)
                                                -------------   -------------   --------   --------------------
CLARIVEST INTERNATIONAL EQUITY FUND - CLASS I
Actual Fund Return                                $1,000.00       $  700.20       0.99%           $4.20
Hypothetical 5% Return                            $1,000.00       $1,020.00       0.99%           $4.99

CLARIVEST SMID CAP CORE GROWTH FUND - CLASS I
Actual Fund Return                                $1,000.00       $  659.30       1.00%           $4.14
Hypothetical 5% Return                            $1,000.00       $1,019.95       1.00%           $5.04

(1)  Annualized, based on the Fund's expenses for the period.

(2) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period, then divided by 365 to reflect the one-half year period.


                                        ClariVest Funds 2009 Semiannual Report 1

SCHEDULE OF INVESTMENTS

CLARIVEST INTERNATIONAL EQUITY FUND
March 31, 2009 (Unaudited)

                                                              Number     Market
                                                            of Shares     Value
                                                            ---------   --------
COMMON STOCKS - 100.4%
Australia - 4.1%
Amcor, Ltd.                                                     1,151   $  3,559
BHP Billiton, Ltd.                                                275      6,097
Commonwealth Bank of Australia                                    190      4,585
CSL, Ltd.                                                         293      6,614
David Jones, Ltd.                                               1,123      2,185
National Australia Bank, Ltd.                                      76      1,061
QBE Insurance Group, Ltd.                                         126      1,687
                                                                        --------
                                                                          25,788
                                                                        --------
Belgium - 0.4%
Delhaize Group                                                     21      1,361
Tessenderlo Chemie NV                                              50      1,520
                                                                        --------
                                                                           2,881
                                                                        --------
Denmark - 0.4%
Novo Nordisk A/S, Class B                                          50      2,393
                                                                        --------
Finland - 0.2%
Nokia Oyj                                                          92      1,085
                                                                        --------
France - 8.0%
BNP Paribas                                                        78      3,223
Credit Agricole SA                                                138      1,523
Eutelsat Communications*                                          149      3,165
France Telecom SA                                                 142      3,233
GDF Suez                                                          188      6,452
Peugeot SA                                                        151      2,855
Renault SA                                                         38        781
Sanofi-Aventis SA                                                 287     16,149
Total SA                                                          234     11,627
Unibail-Rodamco REIT                                               10      1,416
                                                                        --------
                                                                          50,424
                                                                        --------
Germany - 4.6%
Allianz SE                                                         90      7,559
E.ON AG                                                           292      8,107
K+S AG                                                             20        928
RWE AG                                                             34      2,384
Software AG                                                       116      8,263
ThyssenKrupp AG                                                    84      1,469
                                                                        --------
                                                                          28,710
                                                                        --------
Greece - 0.2%
Alapis Holding Industrial and Commercial SA                       687        483
National Bank of Greece SA                                         74      1,121
                                                                        --------
                                                                           1,604
                                                                        --------
Hong Kong - 6.9%
Cheung Kong Infrastructure Holdings, Ltd.                       2,000      8,000

                                                              Number     Market
                                                            of Shares     Value
                                                            ---------   --------
Hong Kong (continued)
CLP Holdings, Ltd.                                              2,000   $ 13,742
Hongkong Electric Holdings, Ltd.                                2,500     14,839
Swire Pacific, Ltd.                                             1,000      6,671
                                                                        --------
                                                                          43,252
                                                                        --------
Italy - 3.8%
Assicurazioni Generali SpA                                        193      3,306
Enel SpA                                                          854      4,096
ENI SpA                                                           197      3,824
Finmeccanica SpA                                                   92      1,145
Immobiliare Grande Distribuzione REIT                             676        821
Telecom Italia SpA                                              2,795      3,603
UniCredit SpA                                                   1,240      2,045
Unione di Banche Italiane SCPA                                    453      4,989
                                                                        --------
                                                                          23,829
                                                                        --------
Japan - 26.1%
Astellas Pharma, Inc.                                             100      3,058
Central Japan Railway Co.                                           1      5,609
COSMO OIL CO., LTD.                                             1,000      3,017
Dena Co., Ltd.                                                      1      3,250
DOUTOR NICHIRES Holdings Co., Ltd.                                200      2,574
Fujitsu, Ltd.                                                   2,000      7,391
Hokuhoku Financial Group, Inc.                                  3,000      5,437
IT Holdings Corp.                                                 400      4,592
ITOCHU Corp.                                                    1,000      4,840
KDDI Corp.                                                          1      4,678
Kyoei Steel, Ltd.                                                 200      3,906
Kyorin Co., Ltd.                                                1,000     12,372
Mars Engineering Corp.                                            100      2,855
MegaChips Corp.                                                   100      1,582
Miraca Holdings, Inc.                                             300      6,038
Mitsubishi UFJ Financial Group, Inc.                              900      4,337
Mizuho Financial Group, Inc.                                    1,000      1,903
Nippon Metal Industry Co., Ltd.                                 3,000      3,463
Nippon Paper Group, Inc.                                          100      2,420
Nippon Telegraph & Telephone Corp.                                200      7,553
NTT DoCoMo, Inc.                                                   10     13,536
Ohara, Inc.                                                       100        876
The Okinawa Electric Power Co., Inc.                              100      5,305
Orient Corp.*                                                   1,000        921
Pacific Golf Group International Holdings KK                        2        894
PIGEON CORP.                                                      100      2,491
Ricoh Co., Ltd.                                                 1,000     11,775
Round One Corp.                                                   200      1,332
SANKYO CO., LTD.                                                  100      4,323
Sankyu, Inc.                                                    1,000      2,632
Snow Brand Milk Products Co., Ltd.                              1,000      2,744
Sumisho Computer Systems Corp.                                    200      2,296
Sumitomo Corp.                                                  1,100      9,388
Sumitomo Mitsui Financial Group, Inc.                             100      3,452
TOHO HOLDINGS CO., LTD.                                           100        959


2 ClariVest Funds 2009 Semiannual Report

SCHEDULE OF INVESTMENTS
(Continued)

CLARIVEST INTERNATIONAL EQUITY FUND
March 31, 2009 (Unaudited)

                                                              Number     Market
                                                            of Shares     Value
                                                            ---------   --------
Japan (continued)
Tokio Marine Holdings, Inc.                                       100   $  2,425
Tsumura & Co.                                                     300      7,745
                                                                        --------
                                                                         163,969
                                                                        --------
Netherlands - 2.0%
Imtech NV                                                         147      2,022
ING Groep NV CVA                                                  308      1,697
Koninklijke Ahold NV                                              597      6,539
Unilever NV CVA                                                   129      2,543
                                                                        --------
                                                                          12,801
                                                                        --------
Norway - 0.8%
DnB NOR ASA                                                       500      2,240
Fred. Olsen Energy ASA                                             60      1,644
Songa Offshore ASA*                                               600        920
                                                                        --------
                                                                           4,804
                                                                        --------
Singapore - 0.5%
Singapore Press Holdings, Ltd.                                  2,000      3,329
                                                                        --------
Spain - 6.9%
Actividades de Construccion
   y Servicios SA                                                  77      3,194
Banco Bilbao Vizcaya Argentaria SA                                363      2,945
Banco Santander SA                                                595      4,100
Corporacion Financiera Alba SA                                     52      1,954
Repsol YPF SA                                                     780     13,494
Telefonica SA                                                     891     17,768
                                                                        --------
                                                                          43,455
                                                                        --------
Sweden - 4.8%
Axfood AB                                                         162      2,959
Hennes & Mauritz AB, Class B                                      150      5,606
Meda AB, Class A                                                  383      2,261
Nordea Bank AB                                                    649      3,219
Oriflame Cosmetics SA SDR                                          81      2,518
Swedish Match AB                                                  600      8,636
Telefonaktiebolaget LM Ericsson, Class B                          600      4,899
                                                                        --------
                                                                          30,098
                                                                        --------
Switzerland - 4.8%
Nestle SA                                                          37      1,252
Novartis AG                                                       189      7,161
PSP Swiss Property AG*                                             34      1,435
Swiss Reinsurance                                                  57        934
Swisscom AG                                                         6      1,687
Synthes, Inc.                                                      68      7,583
Zurich Financial Services AG                                       66     10,454
                                                                        --------
                                                                          30,506
                                                                        --------
United Kingdom - 24.7%
Amlin PLC                                                         437      2,155
Anglo American PLC                                                302      5,134

                                                              Number     Market
                                                            of Shares     Value
                                                            ---------   --------
United Kingdom (continued)
AstraZeneca PLC                                                   318   $ 11,172
Autonomy Corp PLC*                                                341      6,378
BAE Systems PLC                                                   619      2,968
BG Group PLC                                                    1,108     16,755
BP PLC                                                          2,128     14,381
British American Tobacco PLC                                      696     16,091
Compass Group PLC                                               1,439      6,580
Diageo PLC                                                        478      5,389
GlaxoSmithKline PLC                                               772     12,034
HSBC Holdings PLC, NPR                                            544      3,080
Informa PLC                                                       349      1,313
Intertek Group PLC                                                152      1,929
Keller Group PLC                                                  122        860
Pearson PLC                                                       502      5,048
Petrofac, Ltd.                                                    249      1,909
Prudential PLC                                                    492      2,377
Royal Dutch Shell PLC, Class B                                    567     12,442
Shire PLC                                                         172      2,128
Standard Chartered PLC                                            311      3,863
Standard Life PLC                                               2,068      4,923
Vodafone Group PLC                                              9,189     16,167
                                                                        --------
                                                                         155,076
                                                                        --------
United States - 1.2%
iShares MSCI EAFE Index Fund                                      200      7,518
                                                                        --------
                                                                           7,518
                                                                        --------
TOTAL COMMON STOCKS
   (Cost $974,353)                                                       631,522
                                                                        --------

                                                            Principal
                                                              Amount
                                                            ---------
SHORT-TERM INVESTMENTS - 0.9%
PNC Bank Money Market
   Account 0.05%**,
   due 04/01/2009                                           $   5,782      5,782
                                                                        --------
TOTAL SHORT-TERM INVESTMENTS
   (Cost $5,782)                                                           5,782
                                                                        --------
TOTAL INVESTMENTS - 101.3%
   (Cost $980,135)***                                                    637,304
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (1.3%)                                                  (8,483)
                                                                        --------
NET ASSETS - 100.0%                                                     $628,821
                                                                        ========

CVA  - Commanditaire Vennootschap Andelen (Limited Partnerships, with shares)

NPR  - Nil Paid Rights

REIT - Real Estate Investment Trust

SDR  - Swedish Depositary Receipts

*    Non-income producing security

**   Current yield

***  Aggregate cost is $980,135 and net unrealized depreciation is as follows:

Gross unrealized appreciation    $    4,070
Gross unrealized depreciation      (346,901)
                                 ----------
   Net unrealized depreciation    ($342,831)
                                 ==========


                                        ClariVest Funds 2009 Semiannual Report 3

SCHEDULE OF INVESTMENTS
(Continued)

CLARIVEST INTERNATIONAL EQUITY FUND
March 31, 2009 (Unaudited)

                             % of Net
Sector Allocation             Assets
-----------------            --------
Financials                     16.5%
Health Care                    15.5
Energy                         12.7
Telecommunication Services     10.9
Utilities                      10.0
Consumer Staples                8.4
Information Technology          7.7
Consumer Discretionary          7.3
Industrials                     5.5
Materials                       4.7
Exchange Traded Fund            1.2
Cash and other                 (0.4)
                              -----
                              100.0%
                              =====

See Notes to Financial Statements


4 ClariVest Funds 2009 Semiannual Report

SCHEDULE OF INVESTMENTS

CLARIVEST SMID CAP CORE GROWTH FUND
March 31, 2009 (Unaudited)

                                                              Number     Market
                                                            of Shares     Value
                                                            ---------   --------
COMMON STOCKS - 104.5%
Consumer Discretionary - 20.1%
Advance Auto Parts, Inc.                                           40   $  1,643
Aeropostale, Inc.*                                                 57      1,514
Asbury Automotive Group, Inc.*                                    226        974
Big Lots, Inc.*                                                    16        332
Brinker International, Inc.                                       105      1,585
Cabela's, Inc.*                                                   118      1,075
Carter's, Inc.*                                                    76      1,430
The Cheesecake Factory, Inc.*                                      54        618
The Children's Place Retail Stores, Inc.*                          24        525
Corinthian Colleges, Inc.*                                         55      1,070
D.R. Horton, Inc.                                                 110      1,067
DeVry, Inc.                                                        34      1,638
Dollar Tree, Inc.*                                                 60      2,673
Exide Technologies*                                               583      1,749
Foot Locker, Inc.                                                  71        744
GameStop Corp., Class A*                                           35        981
hhgregg, Inc.*                                                     92      1,302
Hibbett Sports, Inc.*                                              21        404
Hot Topic, Inc.*                                                  115      1,287
ITT Educational Services, Inc.*                                    14      1,700
LKQ Corp.*                                                         38        542
Meritage Homes Corp.*                                              47        537
Papa John's International, Inc.*                                   79      1,807
Rent-A-Center, Inc.*                                              181      3,506
Ross Stores, Inc.                                                  53      1,902
Smith & Wesson Holding Corp.*                                      60        361
The Wet Seal, Inc., Class A*                                      150        504
                                                                        --------
                                                                          33,470
                                                                        --------
Consumer Staples - 5.5%
Alliance One International, Inc.*                                 175        672
Central European Distribution Corp.*                               33        355
Dean Foods Co.*                                                   145      2,622
Del Monte Foods Co.                                               339      2,471
Fresh Del Monte Produce, Inc.*                                     55        903
Lancaster Colony Corp.                                             37      1,535
Weis Markets, Inc.                                                 19        590
                                                                        --------
                                                                           9,148
                                                                        --------
Energy - 2.9%
Alpha Natural Resources, Inc.*                                     96      1,704
CARBO Ceramics, Inc.                                               14        398
VAALCO Energy, Inc.*                                              250      1,322
Western Refining, Inc.*                                           122      1,457
                                                                        --------
                                                                           4,881
                                                                        --------
Financials - 5.8%
American Equity Investment
   Life Holding Co.                                               228        948
DuPont Fabros Technology, Inc.*                                   244      1,679
EZCORP, Inc., Class A*                                             69        798
IPC Holdings, Ltd.                                                 49      1,325
LaBranche & Co., Inc.*                                            187        699

                                                              Number     Market
                                                            of Shares     Value
                                                            ---------   --------
Financials (continued)
Oriental Financial Group, Inc.                                    291   $  1,420
Prospect Capital Corp.                                             42        358
Provident Financial Services, Inc.                                 59        638
SLM Corp.*                                                         88        436
Unum Group                                                        104      1,300
                                                                        --------
                                                                           9,601
                                                                        --------
Health Care - 23.0%
Beckman Coulter, Inc.                                               7        357
Celera Corp.*                                                      57        435
Centene Corp.*                                                     90      1,622
Cephalon, Inc.*                                                    32      2,179
Chemed Corp.                                                       46      1,789
CIGNA Corp.                                                       118      2,076
The Cooper Cos, Inc.                                               21        555
DaVita, Inc.*                                                      19        835
eResearch Technology, Inc.*                                       283      1,489
Humana, Inc.*                                                      55      1,434
ImmunoGen, Inc.*                                                   51        362
Invacare Corp.                                                     88      1,411
King Pharmaceuticals, Inc.*                                       376      2,658
Lincare Holdings, Inc.*                                            47      1,025
Martek Biosciences Corp.*                                          38        693
Matrixx Initiatives, Inc.*                                         84      1,378
Merit Medical Systems, Inc.*                                       84      1,026
Myriad Genetics, Inc.*                                             20        909
Omnicare, Inc.                                                    106      2,596
PDL BioPharma, Inc.                                               200      1,416
Pharmaceutical Product
   Development, Inc.                                               43      1,020
ResMed, Inc.*                                                      24        848
Skilled Healthcare Group, Inc., Class A*                          133      1,092
Techne Corp.                                                       20      1,094
Universal Health Services, Inc., Class B                           23        882
Valeant Pharmaceuticals International*                            152      2,704
ViroPharma, Inc.*                                                 169        887
Watson Pharmaceuticals, Inc.*                                     114      3,547
                                                                        --------
                                                                          38,319
                                                                        --------
Industrials - 11.0%
AAR Corp.*                                                         57        715
American Reprographics Co.*                                       144        510
Applied Signal Technology, Inc.                                    50      1,011
Argon ST, Inc.*                                                    43        816
Cenveo, Inc.*                                                     171        556
Ducommun, Inc.                                                     57        829
EnergySolutions, Inc.                                              70        605
Flowserve Corp.                                                    30      1,684
Goodrich Corp.                                                     28      1,061
Joy Global, Inc.                                                   15        319
MasTec, Inc.*                                                     143      1,729
Navistar International Corp.*                                      80      2,677
Orion Marine Group, Inc.*                                          35        458
Saia, Inc.*                                                        40        478
The Shaw Group, Inc.*                                              49      1,343


                                        ClariVest Funds 2009 Semiannual Report 5

SCHEDULE OF INVESTMENTS
(Continued)

CLARIVEST SMID CAP CORE GROWTH FUND
March 31, 2009 (Unaudited)

                                                              Number     Market
                                                            of Shares     Value
                                                            ---------   --------
Industrials (continued)
Titan Machinery, Inc.*                                             38   $    342
URS Corp.*                                                         43      1,738
Watson Wyatt Worldwide, Inc., Class A                              14        691
YRC Worldwide, Inc.*                                              155        696
                                                                        --------
                                                                          18,258
                                                                        --------
Information Technology - 29.2%
ACI Worldwide, Inc.*                                              154      2,887
Activision Blizzard, Inc.*                                        173      1,810
Acxiom Corp.*                                                     195      1,443
Adaptec, Inc.*                                                    708      1,699
Affiliated Computer
   Services, Inc., Class A*                                        75      3,592
Akamai Technologies, Inc.*                                         71      1,377
Amkor Technology, Inc.*                                           162        434
ANSYS, Inc.*                                                       47      1,180
Applied Micro Circuits Corp.*                                     194        943
ArcSight, Inc.*                                                    28        358
Arrow Electronics, Inc.*                                           22        419
CACI International, Inc., Class A*                                 10        365
CIBER, Inc.*                                                      475      1,297
Cogo Group, Inc.*                                                 109        728
Compuware Corp.*                                                  316      2,082
EarthLink, Inc.*                                                  393      2,582
Hewitt Associates, Inc., Class A*                                 127      3,779
Integrated Device Technology, Inc.*                               133        605
Mantech International Corp., Class A*                               9        377
MICROS Systems, Inc.*                                              71      1,331
Netlogic Microsystems, Inc.*                                       13        357
NetScout Systems, Inc.*                                            68        487
Novatel Wireless, Inc.*                                           150        843
Nuance Communications, Inc.*                                       49        532
Pegasystems, Inc.                                                 129      2,396
Perficient, Inc.*                                                 107        578
S1 Corp.*                                                         139        716
SAIC, Inc.*                                                       122      2,278
Sigma Designs, Inc.*                                               39        485
Skyworks Solutions, Inc.*                                         202      1,628
Sybase, Inc.*                                                      79      2,393
SYNNEX Corp.*                                                      59      1,161
Take-Two Interactive Software, Inc.*                              136      1,136
ValueClick, Inc.*                                                 241      2,051
Virtusa Corp.*                                                     57        353
Western Digital Corp.*                                             99      1,915
                                                                        --------
                                                                          48,597
                                                                        --------
Materials - 2.3%
Compass Minerals International, Inc.                               21      1,184
FMC Corp.                                                          51      2,200
Innophos Holdings, Inc.                                            37        417
                                                                        --------
                                                                           3,801
                                                                        --------
Telecommunications - 0.6%
Premiere Global Services, Inc.*                                   114      1,005
                                                                        --------
                                                                           1,005
                                                                        --------

                                                              Number     Market
                                                            of Shares     Value
                                                            ---------   --------
Utilities - 3.6%
Atmos Energy Corp.                                                 84   $  1,942
California Water Service Group                                     29      1,214
CenterPoint Energy, Inc.                                           33        344
New Jersey Resources Corp.                                         34      1,155
NorthWestern Corp.                                                 60      1,289
                                                                        --------
                                                                           5,944
                                                                        --------
Exchange Traded Funds - 0.5%
Financial Select Sector SPDR Fund                                 100        881
                                                                        --------
                                                                             881
                                                                        --------
TOTAL COMMON STOCKS
   (Cost $194,454)                                                       173,905
                                                                        --------

                                                            Principal
                                                              Amount
                                                            ---------
SHORT-TERM INVESTMENTS - 2.0%
PNC Bank Money Market
   Account 0.05%**,
   due 04/01/2009                                           $   3,442      3,442
                                                                        --------
TOTAL SHORT-TERM INVESTMENTS
   (Cost $3,442)                                                           3,442
                                                                        --------
TOTAL INVESTMENTS - 106.5%
   (Cost $197,896)***                                                    177,347
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (6.5%)                                                 (10,894)
                                                                        --------
NET ASSETS - 100.0%                                                     $166,453
                                                                        ========

----------
*    Non-income producing security

**   Current yield

***  Aggregate cost is $197,896 and net unrealized depreciation is as follows:

Gross unrealized appreciation    $   8,990
Gross unrealized depreciation      (29,539)
                                 ---------
   Net unrealized depreciation    ($20,549)
                                 =========

                              % of Net
Sector Allocation              Assets
-----------------            ---------
Information Technology          29.2%
Health Care                     23.0
Consumer Discretionary          20.1
Industrials                     11.0
Financials                       5.8
Consumer Staples                 5.5
Utilities                        3.6
Energy                           2.9
Materials                        2.3
Telecommunication Services       0.6
Exchange Traded Fund             0.5
Cash and other                  (4.5)
                               -----
                               100.0%
                               =====

See Notes to Financial Statements


6 ClariVest Funds 2009 Semiannual Report

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2009 (Unaudited)

                                                                       CLARIVEST       CLARIVEST
                                                                     INTERNATIONAL   SMID CAP CORE
                                                                      EQUITY FUND     GROWTH FUND
                                                                     -------------   -------------
ASSETS:
Investments, at market value
   (cost $980,135 and $197,896, respectively) (Note 2)                 $  637,304      $ 177,347
Foreign currency (cost $2,710 and $0, respectively)                         2,225             --
Receivable from investments sold                                            5,517         25,846
Receivable from investment adviser (Note 5)                                 2,703          2,897
Dividends and interest receivable                                           5,586            229
Prepaid expenses and other assets                                          14,450         11,036
                                                                       ----------      ---------
   Total assets                                                           667,785        217,355
                                                                       ----------      ---------
LIABILITIES:
Payable for investments purchased                                          12,512         26,746
Administration and accounting fees payable (Note 6)                        18,480         14,728
Chief Compliance Officer fees payable (Note 5)                                 65             17
Custodian fees payable (Note 6)                                                --          3,832
Transfer agent fees payable (Note 6)                                        4,255          4,046
Trustees' fees payable                                                        391             88
Printing fees payable                                                       2,605          1,442
Other accrued expenses                                                        656              3
                                                                       ----------      ---------
   Total liabilities                                                       38,964         50,902
                                                                       ----------      ---------
NET ASSETS                                                             $  628,821      $ 166,453
                                                                       ==========      =========
NET ASSETS CONSIST OF:
Paid-in-capital                                                        $1,327,077      $ 306,499
Distributions in excess of net investment income                           (2,223)        (7,146)
Accumulated net realized loss on investments
   and foreign currency transactions                                     (352,632)      (112,351)
Net unrealized depreciation of investments and translation
   of foreign currency denominated assets and liabilities                (343,401)       (20,549)
                                                                       ----------      ---------
NET ASSETS                                                             $  628,821      $ 166,453
                                                                       ----------      ---------
SHARES OUTSTANDING - CLASS I:
   (Unlimited number of shares authorized,
      par value $0.001 per share)                                         140,828         34,997
                                                                       ==========      =========
Net asset value, offering and redemption price per share* (Note 2)     $     4.47      $    4.76
                                                                       ==========      =========

----------
* Shares of the ClariVest International Equity Fund redeemed within 90 days of purchase are charged a 2% redemption fee.

See Notes to Financial Statements


                                        ClariVest Funds 2009 Semiannual Report 7

STATEMENTS OF OPERATIONS

For the Six Months Ended March 31, 2009 (Unaudited)

                                                                       CLARIVEST       CLARIVEST
                                                                     INTERNATIONAL   SMID CAP CORE
                                                                      EQUITY FUND     GROWTH FUND
                                                                     -------------   -------------
INVESTMENT INCOME:
Dividends (net of foreign withholding tax
   of $585 and $2, respectively)                                       $  10,444       $    873
Interest                                                                      --              1
                                                                       ---------       --------
   Total investment income                                                10,444            874
                                                                       ---------       --------
EXPENSES:
Investment advisory fees (Note 5)                                          2,531            687
Administration and accounting fees (Note 6)                               54,714         47,168
Audit fees                                                                 6,349          6,349
Chief Compliance Officer fees (Note 5)                                       191             46
Custodian fees (Note 6)                                                   15,118          8,506
Insurance expense                                                            573            148
Legal fees                                                                 1,870            443
Printing fees                                                              1,700          1,140
Registration and filing fees                                               5,993          5,996
Transfer agent fees (Note 6)                                              12,585         11,960
Trustees' fees and expenses (Note 5)                                         827            193
Other                                                                        233            231
                                                                       ---------       --------
   Subtotal                                                              102,684         82,867
Fees waived and reimbursed by Adviser (Note 5)                           (99,342)       (82,059)
                                                                       ---------       --------
   Total net expenses                                                      3,342            808
                                                                       ---------       --------
NET INVESTMENT INCOME                                                      7,102             66
                                                                       ---------       --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   AND FOREIGN CURRENCY TRANSACTIONS:
Net realized loss on investments                                        (237,289)       (82,891)
Net realized gain on foreign currency transactions                             9             --
Net change in unrealized appreciation/depreciation
   on investments                                                        (20,770)         6,048
Net change in unrealized appreciation/depreciation on translation
   of other assets and liabilities denominated in foreign currency          (357)            --
                                                                       ---------       --------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
   AND FOREIGN CURRENCY TRANSACTIONS                                    (258,407)       (76,843)
                                                                       ---------       --------
NET DECREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                                           $(251,305)      $(76,777)
                                                                       =========       ========

See Notes to Financial Statements


8 ClariVest Funds 2009 Semiannual Report

STATEMENTS OF CHANGES IN NET ASSETS

CLARIVEST INTERNATIONAL EQUITY FUND

                                                                         FOR THE
                                                                     SIX MONTHS ENDED         FOR THE
                                                                      MARCH 31,2009         YEAR ENDED
                                                                        (UNAUDITED)     SEPTEMBER 30, 2008
                                                                     ----------------   ------------------
OPERATIONS:
Net investment income                                                   $   7,102           $   29,183
Net realized loss on investments and foreign currency transactions       (237,280)            (108,351)
Net change in unrealized depreciation on investments and on
   translation of other assets and liabilities denominated in
   foreign currency                                                       (21,127)            (387,592)
                                                                        ---------           ----------
Net decrease in net assets resulting from operations                     (251,305)            (466,760)
                                                                        ---------           ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                     (33,610)             (44,052)
                                                                        ---------           ----------
Total distributions to shareholders                                       (33,610)             (44,052)
                                                                        ---------           ----------
CAPITAL STOCK TRANSACTIONS (CLASS I):
Shares sold                                                                75,500               12,000
Shares issued as reinvestment of distributions                             29,752               44,052
Shares redeemed                                                                --             (173,911)
                                                                        ---------           ----------
Net increase (decrease) in net assets from capital stock
   transactions                                                           105,252             (117,859)
                                                                        ---------           ----------
Net decrease in net assets                                               (179,663)            (628,671)
NET ASSETS:
Beginning of period                                                       808,484            1,437,155
                                                                        ---------           ----------
End of period                                                           $ 628,821           $  808,484
                                                                        =========           ==========
Undistributed (distributions in excess of) net investment income        $  (2,223)          $   24,285
                                                                        =========           ==========
CAPITAL SHARE TRANSACTIONS (CLASS I):
Shares sold                                                                13,956                1,563
Shares issued as reinvestment of distributions                              5,646                4,613
Shares redeemed                                                                --              (20,468)
                                                                        ---------           ----------
Net increase (decrease) in shares outstanding                              19,602              (14,292)
                                                                        =========           ==========

See Notes to Financial Statements


                                        ClariVest Funds 2009 Semiannual Report 9

STATEMENTS OF CHANGES IN NET ASSETS

CLARIVEST SMID CAP CORE GROWTH FUND

                                                                          FOR THE
                                                                     SIX MONTHS ENDED        FOR THE
                                                                      MARCH 31, 2009       YEAR ENDED
                                                                        (UNAUDITED)     SEPTEMBER 30, 2008
                                                                     ----------------   ------------------
OPERATIONS:
Net investment income (loss)                                             $     66            $   (133)
Net realized loss on investments                                          (82,891)            (16,119)
Net change in unrealized appreciation/depreciation on investments           6,048             (48,303)
                                                                         --------            --------
Net decrease in net assets resulting from operations                      (76,777)            (64,555)
                                                                         --------            --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                      (5,889)            (21,126)
                                                                         --------            --------
Total distributions to shareholders                                        (5,889)            (21,126)
                                                                         --------            --------
CAPITAL STOCK TRANSACTIONS (CLASS I):
Shares sold                                                                22,077                  --
Shares issued as reinvestment of distributions                              5,889              21,126
Shares redeemed                                                                --             (22,784)
                                                                         --------            --------
Net increase (decrease) in net assets from capital stock
   transactions                                                            27,966              (1,658)
                                                                         --------            --------
Net decrease in net assets                                                (54,700)            (87,339)
NET ASSETS:
Beginning of period                                                       221,153             308,492
                                                                         --------            --------
End of period                                                            $166,453            $221,153
                                                                         ========            ========
Distributions in excess of net investment income                         $ (7,146)           $ (1,323)
                                                                         ========            ========
CAPITAL SHARE TRANSACTIONS (CLASS I):
Shares sold                                                                 4,320                  --
Shares issued as reinvestment of distributions                              1,148               2,212
Shares redeemed                                                                --              (2,686)
                                                                         --------            --------
Net increase (decrease) in shares outstanding                               5,468                (474)
                                                                         ========            ========

See Notes to Financial Statements


10 ClariVest Funds 2009 Semiannual Report

FINANCIAL HIGHLIGHTS

CLARIVEST INTERNATIONAL EQUITY FUND
For a Fund Share Outstanding Throughout Each Period

                                                      FOR THE SIX MONTHS     FOR THE       FOR THE
                                                        ENDED 03/31/09     YEAR ENDED   PERIOD ENDED
                                                            CLASS I         09/30/08     09/30/07(1)
                                                          (UNAUDITED)        CLASS I       CLASS I
                                                      ------------------   ----------   ------------
Net asset value, beginning of period                      $  6.67           $ 10.60       $10.00
                                                          -------           -------       ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (2)                                    0.05              0.22         0.21
Net realized and unrealized gain (loss)
   on investments and foreign currency transactions         (2.00)            (3.81)        0.39
                                                          -------           -------       ------
Total from investment operations                            (1.95)            (3.59)        0.60
                                                          -------           -------       ------
LESS DISTRIBUTIONS:
Dividends from net investment income                        (0.25)            (0.34)          --
                                                          -------           -------       ------
Total distributions                                         (0.25)            (0.34)          --
                                                          -------           -------       ------
Net asset value, end of period                            $  4.47           $  6.67       $10.60
                                                          =======           =======       ======
Total return                                               (29.98%)*         (34.26%)       6.00%*
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                      $   629           $   808       $1,437
Operating expenses:
   Before expense reimbursement/waiver                      30.42%**          18.80%       26.48%**
   After expense reimbursement/waiver                        0.99%**           0.99%        0.99%**
Net investment income                                        2.10%**           2.45%        2.89%**
Portfolio turnover rate                                     37.93%*           93.75%       81.50%*

----------
(1)  The Fund commenced operations on March 28, 2007.

(2) Calculated based on the average number of shares outstanding during the period.

*    Non-annualized.

**   Annualized.

See Notes to Financial Statements


                                       ClariVest Funds 2009 Semiannual Report 11

FINANCIAL HIGHLIGHTS

CLARIVEST SMID CAP CORE GROWTH FUND
For a Fund Share Outstanding Throughout Each Period

                                                      FOR THE SIX MONTHS     FOR THE        FOR THE
                                                        ENDED 03/31/09     YEAR ENDED    PERIOD ENDED
                                                            CLASS I         09/30/08      09/30/07(1)
                                                          (UNAUDITED)        CLASS I        CLASS I
                                                      ------------------   ----------    ------------
Net asset value, beginning of period                       $  7.49         $ 10.28        $ 10.00
                                                           -------         -------        -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)                              0.00(3)        (0.00)(3)       0.33
Net realized and unrealized loss on investments              (2.54)          (2.09)         (0.05)
                                                           -------         -------        -------
Total from investment operations                             (2.54)          (2.09)          0.28
                                                           -------         -------        -------
LESS DISTRIBUTIONS:
Dividends from net investment income                         (0.19)          (0.70)            --
                                                           -------         -------        -------
Total distributions                                          (0.19)          (0.70)            --
                                                           -------         -------        -------
Net asset value, end of period                             $  4.76         $  7.49        $ 10.28
                                                           =======         =======        =======
Total return                                                (34.07%)*       (21.77%)         2.80%*
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                       $   166         $   221        $   308
Operating expenses:
   Before expense reimbursement/waiver                      102.56%**        65.75%         70.54%**
   After expense reimbursement/waiver                         1.00%**         1.00%          1.00%**
Net investment income (loss)                                  0.08%**        (0.05%)         0.29%**
Portfolio turnover rate                                      83.13%*        147.91%         44.37%*

----------
(1)  The Fund commenced operations on March 28, 2007.

(2) Calculated based on the average number of shares outstanding during the period.

(3)  Amount represents less than $0.01 per share.

*    Non-annualized.

**   Annualized.

See Notes to Financial Statements


12 ClariVest Funds 2009 Semiannual Report

NOTES TO FINANCIAL STATEMENTS

March 31, 2009 (Unaudited)

1.   ORGANIZATION

The ClariVest International Equity Fund (the "International Equity Fund") and the ClariVest SMid Cap Core Growth Fund ("SMid Cap Core Growth Fund") (each a "Fund" and collectively, the "Funds") are a separate series of the BHR Institutional Funds (the "Trust"), a registered management investment company. The Trust is established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust ("Declaration of Trust") dated June 2, 2006. The Declaration of Trust permits the Trust to offer separate series of units of beneficial interest ("shares"). Each Fund is a separate mutual fund, and each share of a Fund represents an equal proportionate interest in that Fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong solely to that fund and are subject to liabilities related thereto. Each Fund is authorized to issue an unlimited number of shares and offers two classes of shares: Class I Shares and Class II Shares. As of March 31, 2009, Class II shares were not yet being offered to the public. The accompanying financial statements and financial highlights are those of the International Equity Fund and the SMid Cap Core Growth Fund, both of which commenced operations on March 28, 2007. The financial statements of the remaining series in the Trust are presented in separate documents. The International Equity Fund and the SMid Cap Core Growth Fund are diversified portfolios as defined under the Investment Company Act of 1940, as amended (the "1940 Act").

The International Equity Fund seeks long-term capital appreciation and will invest, under normal market conditions, at least 80% of its assets in securities of companies located outside of the U.S. The SMid Cap Core Growth Fund seeks long-term capital appreciation and will invest, under normal market conditions, at least 80% of its assets in common stocks and other equity securities of U.S. companies with small and mid capitalizations.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements:

     Security Valuation - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00pm Eastern time if a security's primary exchange is normally open at that time). If there is no such reported sale on the valuation date, securities are valued at the most recent quoted bid price. For a security that trades on multiple exchanges, the primary exchange will generally be considered to be the exchange on which the security is normally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Short-term debt securities with maturities of 60 days or less are carried at amortized cost, which approximates market value. Other debt securities are priced based upon valuations provided by recognized independent third party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

     Securities which are primarily traded on foreign markets, except for those that trade primarily in Latin America or South America, are generally valued at the preceding closing values of such securities on their respective exchanges. Securities which are primarily traded in Latin American or South American markets are valued each day at approximately the time of close of regular trading on the New York Stock Exchange. When the New York Stock Exchange is open, but the foreign market on which a security primarily trades is closed, the security will generally be valued at the last available closing value (subject to the Fair Value Pricing Procedures adopted by the Board of Trustees, the "Board") using the prevailing exchange rate.

     Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Pricing Procedures approved by the Board of Trustees.

     Foreign Currency Considerations - Assets and liabilities denominated in foreign currencies will be translated into U.S. dollars at the prevailing exchange rates as provided by an appropriate pricing service. Forward currency exchange contracts will be valued using interpolated forward exchange rates. Prevailing foreign exchange rates and forward currency foreign exchange rates may generally be obtained on a consistent basis at approximately 11:00am Eastern time, which approximates the close of the London Exchange. As available and as provided by an appropriate pricing service, translation of foreign security and currency market values will also occur with the use of foreign exchange rates obtained at the close of the New York Stock Exchange, normally 4:00pm Eastern time.

     The International Equity Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     Use of Estimates - The preparation of financial statements in accordance with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements, and the disclosure of contingent assets and liabilities as of the date of the financial statements and reported amounts of income and expenses during the period. Actual results could differ from those estimates.

     Security Transactions and Related Investment Income - Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Realized gains and losses on the sales of investment securities are measured using the identified cost method.

     Expenses - Expenses attributable to a specific fund shall be payable solely out of the assets of that fund. Expenses not attributable to a specific fund are allocated across all of the funds in the Trust on the basis of relative net assets or the nature of the services performed and the relative applicability to each fund.

     Net Asset Value Per Share - The net asset value ("NAV") per share for each class of shares of a Fund is the value of that class's portion of all of the net assets of the Fund divided by the number of shares outstanding of that class. Each Fund calculates its NAV once each business day as of the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00pm Eastern time).

     Distributions to Shareholders - The Funds distribute their net investment income and make distributions of net realized capital gains, if any, at least annually.

     Redemption Fees - The International Equity Fund imposes a redemption fee of 2.00% on shares that are redeemed within 90 days of purchase. The redemption fee will be calculated as a percentage of the net asset value of total redemption proceeds. Those shares held the longest will be treated as having been redeemed first. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholder. The redemption fees returned to the assets of the Fund, if any, are reflected in the Statement of Changes in Net Assets.

3. FINANCIAL ACCOUNTING STANDARDS BOARD STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157 "FAIR VALUE MEASUREMENTS" ("FAS 157")

FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels


                                       ClariVest Funds 2009 Semiannual Report 13

NOTES TO FINANCIAL STATEMENTS
(Continued)

of fair value hierarchy under FAS 157 are described below:

Level 1: Quoted prices in active markets for identical securities

Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to determine the fair value of the Funds' investments as of March 31, 2009, is as follows:

                                                CLARIVEST INTERNATIONAL
                                                      EQUITY FUND
                                                -----------------------
Level 1 - Quoted Prices                                 $637,304
Level 2 - Other Significant Observable Inputs                  0
Level 3 - Significant Unobservable Inputs                      0
                                                        --------
Total Market Value of Investments                       $637,304
                                                        ========

                                                CLARIVEST SMID CAP
                                                 CORE GROWTH FUND
                                                ------------------
Level 1 - Quoted Prices                              $177,347
Level 2 - Other Significant Observable Inputs               0
Level 3 - Significant Unobservable Inputs                   0
                                                     --------
Total Market Value of Investments                    $177,347
                                                     ========

4.   RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards No. 161, "Disclosure about Derivative Instruments and Hedging Activities-an amendment of FASB Statement No. 133" ("FAS 161"). FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivative instruments and hedging activities are accounted for, and how derivative instruments and related hedging activities affect a fund's financial performance and financial position. Disclosures required by FAS 161 are effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact on the Funds' financial statement disclosures, if any, is currently being assessed.

5.   INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS

The International Equity Fund and the SMid Cap Core Growth Fund have entered into an investment management agreement (the "Advisory Agreement") with DundeeWealth US, LP, formerly BHR Fund Advisors, LP (the "Adviser" or "DundeeWealth US") pursuant to which DundeeWealth US provides investment management services to the Funds and is entitled to receive a fee, which is calculated daily and payable monthly at an annual rate of 0.75% and 0.85% of the average daily net assets of the International Equity Fund and SMid Cap Core Growth Fund, respectively. As investment adviser to the Funds, DundeeWealth US has the ultimate responsibility over any sub-adviser and is responsible for the investment performance of the Funds.

DundeeWealth US has entered into an investment sub-advisory agreement (the "Sub-Advisory Agreement") with ClariVest Asset Management LLC (the "Sub-Adviser" or "ClariVest") pursuant to which ClariVest serves as sub-adviser to the Funds. Sub-advisory fees are paid by DundeeWealth US, not out of the Funds' assets. In accordance with the terms of the Advisory Agreement and Sub-Advisory Agreement, DundeeWealth US and ClariVest provide a continuous investment program for each Fund's portfolio, and oversee the administration of all aspects relating to each Fund's business and affairs.

For its services as investment sub-adviser to the Funds, ClariVest is entitled to receive investment sub-advisory fees from DundeeWealth US at an annualized rate, calculated daily based on the average daily net assets of each Fund and paid monthly. For the International Equity Fund, ClariVest will be paid 0.10% on the first $25,000,000; 0.15% on the next $75,000,000; 0.35% on the next
$100,000,000; and 0.55% on the balance of the average daily net assets. For the SMid Cap Core Growth Fund, ClariVest will be paid 0.10% on the first $50,000,000; and 0.73% on the balance of the average daily net assets.

The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total annual operating expenses of Class I shares of each of the International Equity Fund and the SMid Cap Core Growth Fund from exceeding 0.99% and 1.00% of their average daily net assets, respectively ("Expense Limitation"). In addition, if at any point during the first three years of the Funds' operations it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements as long as Expense Limitations are maintained. For the six months ended March 31, 2009, the Adviser reimbursed the International Equity Fund $99,342 and the SMid Cap Core Growth Fund $82,059. The balances of recoverable expenses to the Adviser at March 31, 2009 were $420,080 for the International Equity Fund and $303,549 for the SMid Cap Core Growth Fund.

The Trust does not pay any fees to its Officers for their services as such, except for the Chief Compliance Officer, who receives $1,250 per month for the entire Trust. For the six months ended March 31, 2009, the International Equity Fund and the SMid Cap Core Growth Fund were allocated Chief Compliance Officer fees of $191 and $46, respectively. The Trust pays each Independent Trustee an annual retainer of $10,000, a per meeting fee of $1,500 for quarterly and special meetings, a fee of $1,000 for each Audit Committee meeting and $250 per Fair Value Pricing Committee meeting attended. Trustees are reimbursed for reasonable expenses incurred in attending all meetings.

6.   OTHER SERVICE PROVIDERS

The Trust has entered into an Administration and Accounting Agreement with PNC Global Investment Servicing (U.S.) Inc. ("PNCGIS"), to provide accounting and administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. PNCGIS also acts as transfer agent and dividend disbursing agent for the Funds. For these services PNCGIS receives a monthly fee based on shareholder processing activity during the month.

PFPC Distributors, Inc. (the "Distributor") serves as the Funds' distributor. The Distributor acts as an agent for the Funds and the distributor of their shares.

PFPC Trust Company acts as custodian (the "Custodian") of the Funds. The Custodian holds cash, securities and other assets of the Funds as required by the 1940 Act.

7.   DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the year ended September 30, 2008 was as follows:

                           CLARIVEST INTERNATIONAL
                                 EQUITY FUND
                           -----------------------
Distributions paid from:
   Ordinary income                 $44,052

                           CLARIVEST SMID CAP
                            CORE GROWTH FUND
                           ------------------
Distributions paid from:
   Ordinary income               $21,126


14 ClariVest Funds 2009 Semiannual Report

NOTES TO FINANCIAL STATEMENTS
(Continued)

8.   INVESTMENT TRANSACTIONS

Investment transactions for the six months ended March 31, 2009, excluding temporary short-term investments for the Funds, were as follows:

                            Purchases     Sales
                            ---------   --------
International Equity Fund    $277,504   $262,659
SMid Cap Core Growth Fund    $171,578   $147,236

9.   FEDERAL INCOME TAXES

The Funds intend to qualify for treatment as regulated investment companies under the Internal Revenue Code of 1986, as amended, and will distribute all their taxable income. In addition, by distributing in each calendar year substantially all their net investment income, capital gains and certain other amounts, if any, the Funds will not be subject to federal income or excise taxes.

Under the current tax law, capital losses realized after October 31 and prior to the Funds' fiscal year end may be deferred and treated as occurring on the first day of the following fiscal year. As of September 30, 2008, the International Equity Fund and SMid Cap Core Growth Fund had post-October losses of $112,983 and $20,098, respectively.

As of September 30, 2008, the International Equity Fund and SMid Cap Core Growth Fund had capital loss carryforwards of $2,365 and $9,007, respectively. These amounts are due to expire in the year 2016.

The Funds adopted the provisions of FASB Interpretation No. 48 ("FIN48"), Accounting for Uncertainty in Income Taxes, and applied FIN48 to all open tax years as of the date of effectiveness. The implementation of FIN48 resulted in no material liability for unrecognized tax benefits and no material change to the beginning net asset value of the Funds. As of and during the period ended March 31, 2009, the Funds did not have liability for any unrecognized tax benefits. The Funds will recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties. The Funds' open tax years are 2007-2008.

10.  CONCENTRATION RISKS

Investments in the securities of foreign issuers may subject a Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States of America.

Although the Funds have diversified investment portfolios, they may, at certain times, have concentrations that may cause the Funds to be more sensitive to economic changes or events occurring in certain sectors.

11.  INDEMNIFICATIONS

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.


                                       ClariVest Funds 2009 Semiannual Report 15

BOARD CONSIDERATIONS REGARDING CONTINUATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

As required by the 1940 Act, the Board including all of the Trustees who are not "interested persons" of the Trust ("Independent Trustees"), unanimously approved the Advisory Agreement between DundeeWealth US, LP (the "Adviser") and the Trust on behalf of the Funds and the Sub- Advisory Agreement between BHR and ClariVest Asset Management LLC ("ClariVest") at a meeting held on November 11, 2008.

In determining whether to approve the Advisory Agreement and Sub-Advisory Agreement, the Board exercised its business judgment and considered information about the Adviser, ClariVest and certain additional factors described below that the Board deemed relevant. In their deliberations, the Trustees did not rank the importance of any particular piece of information or factor considered, and it is presumed that each Trustee attributed different weights to the various factors. The following summary details the materials and factors that the Board considered and the conclusions the Board reached, in approving the Advisory and Sub-Advisory Agreements.

1.   NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUNDS.

The Board considered the scope and quality of services expected to be provided by the Adviser and ClariVest, particularly the qualifications and capabilities of the personnel responsible for providing services to the Funds. The Trustees noted that, in addition to managing the investment program of the Funds, the Adviser provides, at its expense, personnel responsible for supervising the provision of compliance, administrative services, accounting and related services. The Trustees also considered that the Adviser would pay for all compensation of officers of the Trust that are also employees of the Adviser. The Board also considered the qualifications, experience and responsibilities of the portfolio managers for the Funds. On the basis of this evaluation, the Board concluded that the nature, quality and extent of services to be provided by the Adviser and the Sub-Adviser were satisfactory.

2.   INVESTMENT PERFORMANCE OF THE FUNDS.

The Trustees considered the investment experience of the Adviser and ClariVest. The Trustees considered the performance of each Fund as well as historical performance of other accounts managed by ClariVest using investment strategies substantially similar to those of the Funds.

3.   COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISER.

In connection with the Trustees' consideration of the level of the advisory fees, the Trustees considered a number of factors. With respect to each Fund, the Board's analysis of the Fund's advisory fee and estimated expenses included a discussion and review of data concerning the current fee and expense ratios of the Fund compared to its peer group. The Board noted that each Fund's advisory fee and expense ratio were generally in line with those of its peer group. The Board also noted the Adviser's agreement to limit the total expenses of each Fund for a period of three years from commencement of operations. The Board also noted that each Sub-Adviser's fees will be paid entirely by the Adviser so that no additional expenses would be borne by shareholders for the engagement of a Sub-Adviser.

4.   ECONOMIES OF SCALE AND FEE LEVELS REFLECTING THOSE ECONOMIES.

The Trustees considered the extent to which economies of scale were expected to be realized relative to fee levels as the Funds' assets grow, and whether the advisory and sub-advisory fee levels reflect these economies of scale for the benefit of shareholders.

5.   OTHER BENEFITS TO THE ADVISER.

In addition to the above factors, the Trustees also discussed other benefits received by the Adviser and ClariVest from their management of the Funds, including, without limitation, possible soft dollar benefits and the ability to market their advisory services for similar products in the future. The Trustees also considered the letter agreements entered into between the Adviser and ClariVest which, subject to applicable law and fiduciary duties, could in certain circumstances, allow the Adviser to receive compensation from ClariVest in the event a Fund is reorganized out of the Trust.

CONCLUSION

The Board of Trustees, including all of the Independent Trustees, concluded that the fees payable under the Advisory and Sub-Advisory Agreements were fair and reasonable with respect to the services that the Adviser and ClariVest each provided, in light of the factors described above that the Board deemed relevant. The Board based its decision on an evaluation of all these factors as a whole and did not consider any one factor as all-important or controlling.


16 ClariVest Funds 2009 Semiannual Report

ADDITIONAL FUND INFORMATION

March 31, 2009
(Unaudited)

PROXY VOTING INFORMATION

A description of the Funds' policies and procedures with respect to the voting of proxies relating to the Funds' portfolio securities is available without charge, upon request by calling 1-888-572-0968 or on the Funds' website at http://www.dundeewealthus.com.

Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling 1-888-572-0968 or by visiting the Securities and Exchange Commission's (the "SEC") website at http://www. sec.gov.

INFORMATION ON FORM N-Q

The Trust files each Fund's complete schedule of portfolio investments with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust's Forms N-Q are available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BHR INSTITUTIONAL FUNDS PRIVACY POLICY

In the course of doing business with shareholders, the Trust collects nonpublic personal information about shareholders. "Nonpublic personal information" is personally identifiable financial information about shareholders. For example, it includes shareholders' social security numbers, account balances, bank account information and purchase and redemption histories.

The Trust collects this information from the following sources:

          - Information we receive from shareholders on applications or other forms;

          - Information about shareholder transactions with us and our service providers, or others;

          - Information we receive from consumer reporting agencies (including credit bureaus).

What information does the Trust disclose and to whom does the Trust disclose information?

The Trust only discloses nonpublic personal information collected about shareholders as permitted by law. For example, the Trust may disclose nonpublic personal information about shareholders:

          - To government entities, in response to subpoenas or to comply with laws or regulations;

          - When shareholders direct us to do so or consent to the disclosure;

          - To companies that perform necessary services for BHR Institutional Funds, such as data processing companies that the Funds use to process shareholders transactions or maintain shareholder accounts;

          -    To protect against fraud, or to collect unpaid debts.

     If a shareholder closes his/her account, we will adhere to the privacy policies and practices described in this notice.

HOW THE TRUST SAFEGUARDS INFORMATION

Within the Trust, access to nonpublic personal information about shareholders is limited to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. The Trust and its service providers maintain physical, electronic and procedural safeguards that comply with federal standards to guard shareholder nonpublic personal information.


                                       ClariVest Funds 2009 Semiannual Report 17

                                   (GRAPHIC)

SEMIANNUAL REPORT

March 31, 2009

Smith Group Large Cap Core Growth Fund

CONTENTS

Disclosure of Fund Expenses                                                1
Schedule of Investments                                                    2
Financial Statements                                                       3
Notes to Financial Statements                                              7
Board Considerations Regarding Continuation of Investment
   Management and Sub-Advisory Agreements                                  9
Additional Fund Information                                           Back Cover

This report is submitted for the general information of the Fund's shareholders. It is not authorized for distribution to prospective shareholders unless preceded or accompanied by the Fund's current prospectus.

Shares of the Fund are distributed by PFPC Distributors, Inc., 760 Moore Road, King of Prussia, PA 19406.

DISCLOSURE OF FUND EXPENSES
For the Six Month Period October 1, 2008 to March 31, 2009 (Unaudited)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of the Smith Group Large Cap Core Growth Fund (the "Fund"), you incur ongoing costs, which include costs for investment advisory services, administrative services, shareholder services and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the Fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return for the period. The "Expense Ratio" column shows the period's annualized expense ratio and the "Expenses Paid During the Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

HYPOTHETICAL 5% RETURN: This section is intended to help you compare your Fund's costs with those of other mutual funds. The "Ending Account Value" shown is derived from hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and assumed rate of return. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. The Fund has no such charges, but these may be present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                               Beginning         Ending                     Expenses Paid
                             Account Value   Account Value    Expense     During the Period
                                10/01/08        03/31/09     Ratio(1)   10/01/08-03/31/09(2)
                             -------------   -------------   --------   --------------------
SMITH GROUP LARGE CAP CORE
   GROWTH FUND - CLASS I
Actual Fund Return             $1,000.00       $  684.30       0.79%            $3.32
Hypothetical 5% Return         $1,000.00       $1,020.99       0.79%            $3.98

(1)  Annualized, based on the Fund's expenses for the period.

(2) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period, then divided by 365 to reflect the one-half year period.

                 Smith Group Large Cap Core Growth Fund 2009 Semiannual Report 1

SCHEDULE OF INVESTMENTS

SMITH GROUP LARGE CAP CORE GROWTH FUND
March 31, 2009 (Unaudited)

                                                         Number        Market
                                                        of Shares      Value
                                                       ----------   -----------
COMMON STOCKS - 97.9%
Consumer Discretionary - 13.0%
Apollo Group, Inc., Class A*                                8,300   $   650,139
AutoZone, Inc.*                                             4,000       650,480
Family Dollar Stores, Inc.                                 19,300       644,041
Strayer Education, Inc.                                     3,220       579,181
McDonald's Corp.                                           10,200       556,614
                                                                    -----------
                                                                      3,080,455
                                                                    -----------
Consumer Staples - 16.7%
BJ's Wholesale Club, Inc.*                                 17,700       566,223
Church & Dwight Co., Inc.                                  11,100       579,753
Colgate-Palmolive Co.                                       9,500       560,310
Dean Foods Co.*                                            29,900       540,592
Procter & Gamble Co.                                       11,700       550,953
Ross Stores, Inc.                                          16,100       577,668
Wal-Mart Stores, Inc.                                      10,900       567,890
                                                                    -----------
                                                                      3,943,389
                                                                    -----------
Energy - 6.9%
Exxon Mobil Corp.                                           8,000       544,800
Tesoro Corp.                                               41,400       557,658
Valero Energy Corp.                                        30,200       540,580
                                                                    -----------
                                                                      1,643,038
                                                                    -----------
Financials - 6.9%
Aon Corp.                                                  14,000       571,480
The Goldman Sachs Group, Inc.                               5,000       530,100
JPMorgan Chase & Co.                                       20,075       533,593
                                                                    -----------
                                                                      1,635,173
                                                                    -----------
Health Care - 21.9%
Becton Dickinson and Co.                                    8,500       571,540
Biogen Idec, Inc.*                                         11,195       586,842
Bristol-Myers Squibb Co.                                   26,700       585,264
Cephalon, Inc.*                                             8,300       565,230
Express Scripts, Inc.*                                     12,100       558,657
Gen-Probe, Inc.*                                           12,600       574,308
Omnicare, Inc.                                             23,700       580,413
OSI Pharmaceuticals, Inc.*                                 15,200       581,552
Varian Medical Systems, Inc.*                              19,200       584,448
                                                                    -----------
                                                                      5,188,254
                                                                    -----------
Industrials - 7.3%
L-3 Communications Holdings, Inc.                           8,200       555,960
Raytheon Co.                                               15,100       587,994
Watson Wyatt Worldwide, Inc., Class A                      11,700       577,629
                                                                    -----------
                                                                      1,721,583
                                                                    -----------
Information Technology - 22.6%
Affiliated Computer Services, Inc., Class A*               12,440       595,752
BMC Software, Inc.*                                        17,100       564,300
EMC Corp.*                                                 48,800       556,320
Harris Corp.                                               19,800       573,012
Hewlett-Packard Co.                                        18,100       580,286
International Business Machines Corp.                       5,800       561,962

                                                         Number        Market
                                                        of Shares      Value
                                                       ----------   -----------
Information Technology (continued)
McAfee, Inc.*                                              19,600   $   656,600
Red Hat, Inc.*                                             37,490       668,822
SAIC, Inc.*                                                31,800       593,706
                                                                    -----------
                                                                      5,350,760
                                                                    -----------
Materials - 2.6%
Pactiv Corp.*                                              42,300       617,157
                                                                    -----------
TOTAL COMMON STOCKS
   (Cost $24,965,633)                                                23,179,809
                                                                    -----------

                                                        Principal
                                                         Amount
                                                       ----------
SHORT-TERM INVESTMENTS - 2.4%
PNC Bank Money Market Account 0.05%**,
   due 04/01/2009                                      $  569,683       569,683
                                                                    -----------
TOTAL SHORT-TERM INVESTMENTS
   (Cost $569,683)                                                      569,683
                                                                    -----------
TOTAL INVESTMENTS - 100.3%
   (Cost $25,535,316)***                                             23,749,492
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3%)                          (65,653)
                                                                    -----------
NET ASSETS - 100.0%                                                 $23,683,839
                                                                    ===========

----------
*    Non-income producing security

**   Current yield

***  Aggregate cost is $25,535,316 and net unrealized depreciation is as follows:

      Gross unrealized appreciation                                 $   801,764
      Gross unrealized depreciation                                  (2,587,588)
                                                                    -----------
         Net unrealized depreciation                                ($1,785,824)
                                                                    ===========

Sector Allocation                                               % of Net Assets
-----------------                                               ---------------
Information Technology                                                22.6%
Health Care                                                           21.9
Consumer Staples                                                      16.7
Consumer Discretionary                                                13.0
Industrials                                                            7.3
Energy                                                                 6.9
Financials                                                             6.9
Materials                                                              2.6
Cash and other                                                         2.1
                                                                     -----
                                                                     100.0%
                                                                     =====

See Notes to Financial Statements


2 Smith Group Large Cap Core Growth Fund 2009 Semiannual Report

STATEMENT OF ASSETS AND LIABILITIES

SMITH GROUP LARGE CAP CORE GROWTH FUND
March 31, 2009 (Unaudited)

ASSETS:
Investments, at market value (cost $25,535,316) (Note 2)            $ 23,749,492
Receivable from fund shares sold                                          92,120
Receivable from investment adviser (Note 5)                               46,146
Dividends and interest receivable                                          7,640
Prepaid expenses and other assets                                         43,008
                                                                    ------------
   Total assets                                                       23,938,406
                                                                    ------------
LIABILITIES:
Payable for fund shares redeemed                                         187,095
Legal fees payable                                                        23,228
Administration and accounting fees payable (Note 6)                       13,924
Transfer agent fees payable (Note 6)                                      10,870
Custodian fees payable (Note 6)                                            5,319
Chief Compliance Officer fees payable (Note 5)                             2,227
Trustees' fees payable (Note 5)                                           11,904
                                                                    ------------
   Total liabilities                                                     254,567
                                                                    ------------
NET ASSETS                                                          $ 23,683,839
                                                                    ============
NET ASSETS CONSIST OF:
Paid-in-capital                                                     $ 39,161,354
Undistributed net investment income                                        1,586
Accumulated net realized loss on investments                         (13,693,277)
Net unrealized depreciation on investments                            (1,785,824)
                                                                    ------------
NET ASSETS                                                          $ 23,683,839
                                                                    ============
SHARES OUTSTANDING - CLASS I:
   (Unlimited number of shares authorized,
    par value $0.001 per share)                                        4,412,961
                                                                    ============
Net asset value, offering and redemption price per share (Note 2)   $       5.37
                                                                    ============

See Notes to Financial Statements


                 Smith Group Large Cap Core Growth Fund 2009 Semiannual Report 3

STATEMENT OF OPERATIONS

SMITH GROUP LARGE CAP CORE GROWTH FUND
For the Six Months Ended March 31, 2009 (Unaudited)

INVESTMENT INCOME:
Dividends                                                           $    125,587
Interest                                                                      44
                                                                    ------------
   Total investment income                                               125,631
                                                                    ------------
EXPENSES:
Investment advisory fees (Note 5)                                         67,903
Legal fees                                                                55,820
Administration and accounting fees (Note 6)                               46,498
Transfer agent fees (Note 6)                                              32,234
Trustees' fees and expenses (Note 5)                                      24,083
Insurance expense                                                         21,079
Registration and filing fees                                              14,379
Custodian fees (Note 6)                                                    9,913
Audit fees                                                                 6,349
Chief Compliance Officer fees (Note 5)                                     6,292
Printing fees                                                              3,466
Other                                                                        241
                                                                    ------------
   Subtotal                                                              288,257
Fees waived and reimbursed by Adviser (Note 5)                          (200,317)
                                                                    ------------
   Total net expenses                                                     87,940
                                                                    ------------
NET INVESTMENT INCOME                                                     37,691
                                                                    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments                                     (10,024,225)
Net change in unrealized appreciation on investments                     296,892
                                                                    ------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                       (9,727,333)
                                                                    ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ (9,689,642)
                                                                    ============

See Notes to Financial Statements


4 Smith Group Large Cap Core Growth Fund 2009 Semiannual Report

STATEMENTS OF CHANGES IN NET ASSETS

SMITH GROUP LARGE CAP CORE GROWTH FUND

                                                                         FOR THE
                                                                    SIX MONTHS ENDED         FOR THE
                                                                     MARCH 31, 2009        YEAR ENDED
                                                                       (UNAUDITED)     SEPTEMBER 30, 2008
                                                                    ----------------   ------------------
OPERATIONS:
Net investment income                                                 $     37,691         $    42,101
Net realized loss on investments                                       (10,024,225)         (3,581,824)
Net change in unrealized appreciation/depreciation on investments          296,892          (2,995,800)
                                                                      ------------         -----------
Net decrease in net assets resulting from operations                    (9,689,642)         (6,535,523)
                                                                      ------------         -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                      (61,066)            (54,177)
                                                                      ------------         -----------
Total distributions to shareholders                                        (61,066)            (54,177)
                                                                      ------------         -----------
CAPITAL STOCK TRANSACTIONS (CLASS I):
Shares sold                                                             10,470,423          24,401,886
Shares issued as reinvestment of distributions                              59,251              54,177
Shares redeemed                                                         (6,642,855)         (3,723,585)
                                                                      ------------         -----------
Net increase in net assets from capital stock transactions               3,886,819          20,732,478
                                                                      ------------         -----------
Net increase (decrease) in net assets                                   (5,863,889)         14,142,778
NET ASSETS:
Beginning of period                                                     29,547,728          15,404,950
                                                                      ------------         -----------
End of period                                                         $ 23,683,839         $29,547,728
                                                                      ============         ===========
Undistributed net investment income                                   $      1,586         $    24,961
                                                                      ============         ===========
CAPITAL SHARE TRANSACTIONS (CLASS I):
Shares sold                                                              1,812,643           2,675,561
Shares issued as reinvestment of distributions                              10,128               5,312
Shares redeemed                                                         (1,163,047)           (421,378)
                                                                      ============         ===========
Net increase in shares outstanding                                         659,724           2,259,495
                                                                      ============         ===========

See Notes to Financial Statements


                 Smith Group Large Cap Core Growth Fund 2009 Semiannual Report 5

FINANCIAL HIGHLIGHTS

SMITH GROUP LARGE CAP CORE GROWTH FUND
For a Fund Share Outstanding Throughout Each Period

                                                      FOR THE SIX MONTHS     FOR THE       FOR THE
                                                        ENDED 03/31/09     YEAR ENDED   PERIOD ENDED
                                                            CLASS I         09/30/08     09/30/07(1)
                                                          (UNAUDITED)        CLASS I       CLASS I
                                                      ------------------   ----------   ------------
Net asset value, beginning of period                      $  7.87           $ 10.31      $ 10.00
                                                          -------           -------      -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)                                     0.01              0.02         0.01
Net realized and unrealized gain (loss)
   on investments                                           (2.49)            (2.43)        0.30
                                                          -------           -------      -------
Total from investment operations                            (2.48)            (2.41)        0.31
                                                          -------           -------      -------
LESS DISTRIBUTIONS:
Dividends from net investment income                        (0.02)            (0.03)          --
                                                          -------           -------      -------
Total distributions                                         (0.02)            (0.03)          --
                                                          -------           -------      -------
Net asset value, end of period                            $  5.37           $  7.87      $ 10.31
                                                          =======           =======      =======
Total return                                               (31.57%)*         (23.46%)       3.10%*
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                      $23,684           $29,548      $15,405
Operating expenses:
   Before expense reimbursement/waiver                       2.59%**           2.59%        7.82%**
   After expense reimbursement/waiver                        0.79%**           0.79%        0.79%**
Net investment income:
   After expense reimbursement/waiver                        0.34%**           0.20%        0.79%**
Portfolio turnover rate                                     78.66%*          112.00%       11.99%*

----------
(1)  The Fund commenced operations on May 31, 2007.

(2) Calculated based on the average number of shares outstanding during the period.

*    Non-annualized.

**   Annualized.

See Notes to Financial Statements


6 Smith Group Large Cap Core Growth Fund 2009 Semiannual Report

NOTES TO FINANCIAL STATEMENTS

March 31, 2009 (Unaudited)

1.   ORGANIZATION

The Smith Group Large Cap Core Growth Fund (the "Fund") is a separate series of the BHR Institutional Funds (the "Trust"), a registered management investment company. The Trust is established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust ("Declaration of Trust") dated June 2, 2006. The Declaration of Trust permits the Trust to offer separate series of units of beneficial interest ("shares"). The Fund is a separate mutual fund, and each share of the Fund represents an equal proportionate interest in the Fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong solely to that fund and are subject to liabilities related thereto. The Fund is authorized to issue an unlimited number of shares and offers two classes of shares: Class I Shares and Class II Shares. As of March 31, 2009, Class II shares were not yet being offered to the public. The accompanying financial statements and financial highlights are those of the Fund, which commenced operations on May 31, 2007. The financial statements of the remaining series in the Trust are presented in separate documents. The Fund is a diversified portfolio as defined under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund seeks capital appreciation and invests in large capitalization U.S. common stocks with growth characteristics. Under normal market conditions, the Fund invests at least 80% of its assets in U.S. common stocks and other equity securities of large capitalization companies. The Fund will typically hold between 40 and 50 stocks.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

     Security Valuation - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00pm Eastern time if a security's primary exchange is normally open at that time). If there is no such reported sale on the valuation date, securities are valued at the most recent quoted bid price. For a security that trades on multiple exchanges, the primary exchange will generally be considered to be the exchange on which the security is normally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Short-term debt securities with maturities of 60 days or less are carried at amortized cost, which approximates market value. Other debt securities are priced based upon valuations provided by recognized independent third party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

     Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Pricing Procedures approved by the Board of Trustees (the "Board").

     Use of Estimates - The preparation of financial statements in accordance with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements, the disclosure of contingent assets and liabilities as of the date of the financial statements and reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

     Security Transactions and Related Investment Income.- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Realized gains and losses on the sales of investment securities are measured using the identified cost method.

     Expenses - Expenses attributable to a specific fund shall be payable solely out of the assets of that fund. Expenses not attributable to a specific fund are allocated across all of the funds in the Trust on the basis of relative net assets or the nature of the services performed and the relative applicability to each fund.

     Net Asset Value Per Share - The net asset value ("NAV") per share for each class of shares of the Fund is the value of that class's portion of all of the net assets of the Fund divided by the number of shares outstanding of that class. The Fund calculates its NAV once each business day as of the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00pm Eastern time).

     Distributions to Shareholders - The Fund distributes its net investment income and makes distributions of net realized capital gains, if any, at least annually.

3. FINANCIAL ACCOUNTING STANDARDS BOARD STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157 "FAIR VALUE MEASUREMENTS" ("FAS 157")

FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of fair value hierarchy under FAS 157 are described below:

Level 1: Quoted prices in active markets for identical securities

Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to determine the fair value of the Fund's investments as of March 31, 2009, is as follows:

                                                  SMITH GROUP LARGE
                                                CAP CORE GROWTH FUND
                                                --------------------
Level 1 - Quoted Prices                              $23,749,492
Level 2 - Other Significant Observable Inputs                  0
Level 3 - Significant Unobservable Inputs                      0
                                                     -----------
Total Market Value of Investments                    $23,749,492
                                                     ===========

4.   RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards No. 161, "Disclosure about Derivative Instruments and Hedging Activities-an amendment of FASB Statement No. 133" ("FAS 161"). FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivative instruments and hedging activities are accounted for, and how derivative instruments and related hedging activities affect a fund's financial performance and financial position. Disclosures required by FAS 161 are effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.

5.   INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS

The Fund has entered into an investment management agreement (the "Advisory Agreement") with DundeeWealth US, LP, formerly BHR Fund Advisors, LP ("Adviser" or "DundeeWealth US") pursuant to which DundeeWealth US provides investment management services to the Fund and is entitled to receive a fee calculated daily and payable


                 Smith Group Large Cap Core Growth Fund 2009 Semiannual Report 7

NOTES TO FINANCIAL STATEMENTS
(Continued)

monthly at an annual rate of 0.61% of the average daily net assets of the Fund. As investment adviser to the Fund, DundeeWealth US has the ultimate responsibility over any sub-adviser and is responsible for the investment performance of the Fund.

DundeeWealth US has entered into an investment sub-advisory agreement (the "Sub-Advisory Agreement") with Smith Asset Management Group, L.P. ("Sub-Adviser" or "Smith"), pursuant to which Smith serves as sub-adviser to the Fund. Sub-advisory fees are paid by DundeeWealth US, not out of the Fund's assets. In accordance with the terms of the Advisory Agreement and Sub-Advisory Agreement, DundeeWealth US and Smith provide a continuous investment program for the Fund's portfolio, and oversee the administration of all aspects relating to the Fund's business and affairs.

For its services as investment Sub-Adviser to the Fund, Smith is entitled to receive investment sub-advisory fees from DundeeWealth US at an annualized rate, calculated daily based on the average daily net assets of the Fund and paid monthly. Smith will be paid 0.30% on the first $100,000,000; 0.35% on the next $400,000,000; 0.40% on the next $500,000,000; and 0.35% on the balance of the average daily net assets.

The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep the Fund's total annual operating expenses from exceeding 0.79% for the Class I shares of the Fund for a period of three years ending May 28, 2010 ("Expense Limitation"). If at any point during the first three years of Fund operations it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements, as long as Expense Limitations are maintained. For the six months ended March 31, 2009, the Adviser reimbursed the Fund $200,317. The balance of recoverable expenses to the Adviser at March 31, 2009 was $639,846.

The Trust does not pay any fees to its Officers for their services as such, except for the Chief Compliance Officer, who receives $1,250 per month for the entire Trust. For the six months ended March 31, 2009, the Fund was allocated $6,292 in Chief Compliance Officer fees. The Trust pays each Independent Trustee an annual retainer of $10,000, a per meeting fee of $1,500 for quarterly and special meetings, a fee of $1,000 for each Audit Committee meeting and $250 per Fair Value Pricing Committee meeting attended. Trustees are reimbursed for reasonable expenses incurred in attending all meetings.

6.   OTHER SERVICE PROVIDERS

The Trust has entered into an Administration and Accounting Services Agreement with PNC Global Investment Servicing (U.S.) Inc. ("PNCGIS"), to provide accounting and administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. PNCGIS also acts as transfer agent and dividend disbursing agent for the Fund. For these services PNCGIS receives a monthly fee based on shareholder processing activity during the month.

PFPC Distributors, Inc. (the "Distributor") serves as the Fund's distributor. The Distributor acts as an agent for the Fund and the distributor of its shares.

PFPC Trust Company acts as custodian (the "Custodian") of the Fund. The Custodian holds cash, securities and other assets of the Fund as required by the 1940 Act.

7.   DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the year ended September 30, 2008 was as follows:

Distributions paid from:
   Ordinary income         $54,177

8.   INVESTMENT TRANSACTIONS

Investment transactions for the six months ended March 31, 2009, excluding temporary short-term investments for the Fund, were as follows:

 Purchases       Sales
-----------   -----------
$21,697,031   $17,984,555

9.   FEDERAL INCOME TAXES

The Fund intends to qualify for treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended, and will distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to federal income or excise tax.

Under the current tax law, capital losses realized after October 31 and prior to the Fund's fiscal year end may be deferred and treated as occurring on the first day of the following fiscal year. As of September 30, 2008, the Fund had post-October losses of $3,340,506.

As of September 30, 2008, the Fund had a capital loss carryforward of $274,339. This amount is due to expire in the year 2016.

The Fund adopted the provisions of FASB Interpretation No. 48 ("FIN48"), Accounting for Uncertainty in Income Taxes, and applied FIN48 to all open tax years as of the date of effectiveness. The implementation of FIN48 resulted in no material liability for unrecognized tax benefits and no material change to the beginning net asset value of the Fund. As of and during the period ended March 31, 2009, the Fund did not have a liability for any unrecognized tax benefits. The Fund will recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties. The Fund's open tax years are 2007-2008.

10.  CONCENTRATION RISKS

Although the Fund has a diversified investment portfolio, it may, at certain times, have concentrations that may cause the Fund to be more sensitive to economic changes or events occurring in certain sectors.

11.  INDEMNIFICATIONS

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.


8 Smith Group Large Cap Core Growth Fund 2009 Semiannual Report

BOARD CONSIDERATIONS REGARDING CONTINUATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

As required by the 1940 Act, the Board including all of the Trustees who are not "interested persons" of the Trust ("Independent Trustees"), unanimously approved the Advisory Agreement between DundeeWealth US, LP (the "Adviser") and the Trust on behalf of the Fund and the Sub-Advisory Agreement between the Adviser and Smith at a meeting held on November 11, 2008.

In determining whether to approve the Advisory Agreement and Sub-Advisory Agreement, the Board exercised its business judgment and considered information about the Adviser, Smith and certain additional factors described below that the Board deemed relevant. In their deliberations, the Trustees did not rank the importance of any particular piece of information or factor considered, and it is presumed that each Trustee attributed different weights to the various factors. The following summary details the materials and factors that the Board considered and the conclusions the Board reached, in approving the Advisory and Sub-Advisory Agreements.

1.   NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUND.

The Board considered the scope and quality of services expected to be provided by the Adviser and Smith, particularly the qualifications and capabilities of the personnel responsible for providing services to the Fund. The Trustees noted that, in addition to managing the investment program of the Fund, the Adviser provides, at its expense, personnel responsible for supervising the provision of compliance, administrative services, accounting and related services. The Trustees also considered that the Adviser would pay for all compensation of officers of the Trust that are also employees of the Adviser. The Board also considered the qualifications, experience and responsibilities of the portfolio managers for the Fund. On the basis of this evaluation, the Board concluded that the nature, quality and extent of services to be provided by the Adviser and the Sub-Adviser were satisfactory.

2.   INVESTMENT PERFORMANCE OF THE FUNDS.

The Trustees considered the investment experience of the Adviser and Smith. The Trustees considered the performance of the Fund as well as historical performance of other accounts managed by Smith using investment strategies substantially similar to those of the Fund.

3.   COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISER.

In connection with the Trustees' consideration of the level of the advisory fees, the Trustees considered a number of factors. With respect to the Fund, the Board's analysis of the Fund's advisory fee and estimated expenses included a discussion and review of data concerning the current fee and expense ratios of the Fund compared to its peer group. The Board noted that the Fund's advisory fee and expense ratio were generally in line with those of its peer group. The Board also noted the Adviser's agreement to limit the total expenses of the Fund for a period of three years from commencement of operations. The Board also noted that each Sub-Adviser's fees will be paid entirely by the Adviser so that no additional expenses would be borne by shareholders for the engagement of a Sub-Adviser.

4.   ECONOMIES OF SCALE AND FEE LEVELS REFLECTING THOSE ECONOMIES.

The Trustees considered the extent to which economies of scale were expected to be realized relative to fee levels as the Fund's assets grow, and whether the advisory and sub-advisory fee levels reflect these economies of scale for the benefit of shareholders.

5.   OTHER BENEFITS TO THE ADVISER.

In addition to the above factors, the Trustees also discussed other benefits received by the Adviser and Smith from their management of the Fund, including, without limitation, possible soft dollar benefits and the ability to market their advisory services for similar products in the future. The Trustees also considered the letter agreements entered into between the Adviser and Smith which, subject to applicable law and fiduciary duties, could in certain circumstances, allow the Adviser to receive compensation from Smith in the event the Fund is reorganized out of the Trust.

CONCLUSION

The Board of Trustees, including all of the Independent Trustees, concluded that the fees payable under the Advisory and Sub-Advisory Agreements were fair and reasonable with respect to the services that the Adviser and Smith each provided, in light of the factors described above that the Board deemed relevant. The Board based its decision on an evaluation of all these factors as a whole and did not consider any one factor as all-important or controlling.


                 Smith Group Large Cap Core Growth Fund 2009 Semiannual Report 9

ADDITIONAL FUND INFORMATION

March 31, 2009
(Unaudited)

PROXY VOTING INFORMATION

A description of the Fund's policies and procedures with respect to the voting of proxies relating to the Funds' portfolio securities is available without charge, upon request by calling 1-888-572-0968 or on the Fund's website at http://www.dundeewealthus.com.

Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling 1-888-572-0968 or by visiting the Securities and Exchange Commission's (the "SEC") website at http://www. sec.gov.

INFORMATION ON FORM N-Q

The Trust files the Fund's complete schedule of portfolio investments with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust's Forms N-Q are available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BHR INSTITUTIONAL FUNDS PRIVACY POLICY

In the course of doing business with shareholders, the Trust collects nonpublic personal information about shareholders. "Nonpublic personal information" is personally identifiable financial information about shareholders. For example, it includes shareholders' social security numbers, account balances, bank account information and purchase and redemption histories.

The Trust collects this information from the following sources:

          - Information we receive from shareholders on applications or other forms;

          - Information about shareholder transactions with us and our service providers, or others;

          - Information we receive from consumer reporting agencies (including credit bureaus).

What information does the Trust disclose and to whom does the Trust disclose information?

The Trust only discloses nonpublic personal information collected about shareholders as permitted by law. For example, the Trust may disclose nonpublic personal information about shareholders:

          - To government entities, in response to subpoenas or to comply with laws or regulations;

          - When shareholders direct us to do so or consent to the disclosure;

          - To companies that perform necessary services for BHR Institutional Funds, such as data processing companies that the Funds use to process shareholders transactions or maintain shareholder accounts;

          -    To protect against fraud, or to collect unpaid debts.

     If a shareholder closes his/her account, we will adhere to the privacy policies and practices described in this notice.

HOW THE TRUST SAFEGUARDS INFORMATION

Within the Trust, access to nonpublic personal information about shareholders is limited to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. The Trust and its service providers maintain physical, electronic and procedural safeguards that comply with federal standards to guard shareholder nonpublic personal information.

                                    (GRAPHIC)

SEMIANNUAL REPORT

March 31, 2009

Mount Lucas U.S. Focused Equity Fund

CONTENTS

Disclosure of Fund Expenses                                                1
Schedule of Investments                                                    2
Financial Statements                                                       3
Notes to Financial Statements                                              7
Board Considerations Regarding Continuation of
   Investment Management and Sub-Advisory Agreements                       9
Additional Fund Information                                           Back Cover

This report is submitted for the general information of the Fund's shareholders. It is not authorized for distribution to prospective shareholders unless preceded or accompanied by the Fund's current prospectus.

Shares of the Fund are distributed by PFPC Distributors, Inc., 760 Moore Road, King of Prussia, PA 19406.

DISCLOSURE OF FUND EXPENSES
For the Six Month Period October 1, 2008 to March 31, 2009 (Unaudited)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of the Mount Lucas U.S. Focused Equity Fund (the "Fund"), you incur ongoing costs, which include costs for investment advisory services, administrative services, shareholder services and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the Fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return for the period. The "Expense Ratio" column shows the period's annualized expense ratio and the "Expenses Paid During the Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

HYPOTHETICAL 5% RETURN: This section is intended to help you compare your Fund's costs with those of other mutual funds. The "Ending Account Value" shown is derived from hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and assumed rate of return. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. The Fund has no sales charges or exchange fees, but these may be present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                    Beginning         Ending                     Expenses Paid
                                  Account Value   Account Value    Expense     During the Period
                                     10/01/08        03/31/09     Ratio(1)   10/01/08-03/31/09(2)
                                  -------------   -------------   --------   --------------------
MOUNT LUCAS U.S. FOCUSED EQUITY
   FUND - CLASS I
Actual Fund Return                  $1,000.00         $638.60       0.95%            $3.88
Hypothetical 5% Return              $1,000.00       $1,020.19       0.95%            $4.78

(1)  Annualized, based on the Fund's expenses for the period.

(2) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period, then divided by 365 to reflect the one-half year period.


                   Mount Lucas U.S. Focused Equity Fund 2009 Semiannual Report 1

SCHEDULE OF INVESTMENTS

MOUNT LUCAS U.S. FOCUSED EQUITY FUND
March 31, 2009 (Unaudited)

                                                            Number      Market
                                                          of Shares      Value
                                                          ---------   ----------
COMMON STOCKS - 97.9%
Consumer Discretionary - 17.7%
Autozone, Inc.*                                                 229   $   37,240
CBS Corp., Class B                                            9,970       38,285
Family Dollar Stores, Inc.                                    1,201       40,077
H&R Block, Inc.                                               1,415       25,739
Limited Brands, Inc.                                         10,204       88,775
Pulte Homes, Inc.*                                            2,701       29,522
Wyndham Worldwide Corp.                                      20,213       84,895
                                                                      ----------
                                                                         344,533
                                                                      ----------
Consumer Staples - 11.2%
Archer-Daniels-Midland Co.                                    4,055      112,648
SUPERVALU, Inc.                                               5,401       77,126
Wal-Mart Stores, Inc.                                           558       29,072
                                                                      ----------
                                                                         218,846
                                                                      ----------
Energy - 27.4%
Apache Corp.                                                    335       21,470
Chevron Corp.                                                 1,190       80,016
ConocoPhillips                                                2,257       88,384
EOG Resources, Inc.                                             355       19,440
Hess Corp.                                                      252       13,658
Marathon Oil Corp.                                            3,069       80,684
Massey Energy Co.                                               514        5,202
National Oilwell Varco, Inc.*                                   480       13,781
Southwestern Energy Co.*                                      2,049       60,835
Tesoro Corp.                                                  6,121       82,450
Valero Energy Corp.                                           3,886       69,559
                                                                      ----------
                                                                         535,479
                                                                      ----------
Financials - 6.6%
The Chubb Corp.                                               2,500      105,800
Hudson City Bancorp, Inc.                                     1,916       22,398
                                                                      ----------
                                                                         128,198
                                                                      ----------
Health Care - 6.6%
Amgen, Inc.*                                                    517       25,602
Celgene Corp.*                                                  581       25,796
Gilead Sciences, Inc.*                                        1,359       62,949
Intuitive Surgical, Inc.*                                       148       14,113
                                                                      ----------
                                                                         128,460
                                                                      ----------
Industrials - 9.9%
Fluor Corp.                                                     464       16,031
Ingersoll-Rand Co., Ltd., Class A                             6,017       83,035
Ryder System, Inc.                                            3,350       94,838
                                                                      ----------
                                                                         193,904
                                                                      ----------
Materials - 18.5%
Ashland, Inc.                                                 2,788       28,800
The Dow Chemical Co.                                          6,168       51,996
Eastman Chemical Co.                                          3,644       97,659
MeadWestvaco Corp.                                            7,401       88,738
Monsanto Co.                                                    339       28,171
United States Steel Corp.                                     3,078       65,038
                                                                      ----------
                                                                         360,402
                                                                      ----------
TOTAL COMMON STOCKS
   (Cost $2,492,940)                                                   1,909,822
                                                                      ----------

                                                          Principal     Market
                                                            Amount       Value
                                                          ---------   ----------
SHORT-TERM INVESTMENTS - 1.0%
PNC Bank Money Market
   Account 0.05%**,
   due 04/01/2009                                         $  18,530   $   18,530
                                                                      ----------
TOTAL SHORT-TERM INVESTMENTS
   (Cost $18,530)                                                         18,530
                                                                      ----------
TOTAL INVESTMENTS - 98.9%
   (Cost $2,511,470)***                                                1,928,352
OTHER ASSETS LESS
   LIABILITIES - 1.1%                                                     21,579
                                                                      ----------
NET ASSETS - 100.0%                                                   $1,949,931
                                                                      ==========

----------
*    Non-income producing security

**   Current yield

***  Aggregate cost is $2,511,470 and net unrealized depreciation is as follows:

     Gross unrealized appreciation                                    $   34,191
     Gross unrealized depreciation                                      (617,309)
                                                                      ----------
        Net unrealized depreciation                                    ($583,118)
                                                                      ==========

                                                                       % of Net
Sector Allocation                                                       Assets
-----------------                                                     ----------
Energy                                                                   27.4%
Materials                                                                18.5
Consumer Discretionary                                                   17.7
Consumer Staples                                                         11.2
Industrials                                                               9.9
Health Care                                                               6.6
Financials                                                                6.6
Cash and other                                                            2.1
                                                                        -----
                                                                        100.0%
                                                                        =====

See Notes to Financial Statements


2 Mount Lucas U.S. Focused Equity Fund 2009 Semiannual Report

STATEMENT OF ASSETS AND LIABILITIES

MOUNT LUCAS U.S. FOCUSED EQUITY FUND
March 31, 2009 (Unaudited)

ASSETS:
Investments, at market value (cost $2,511,470) (Note 2)             $  1,928,352
Receivable from investment adviser (Note 5)                               29,717
Dividends and interest receivable                                          4,351
Prepaid expenses and other assets                                         20,850
                                                                    ------------
   Total assets                                                        1,983,270
                                                                    ------------
LIABILITIES:
Payable for investments purchased                                            883
Administration and accounting fees payable (Note 6)                       13,811
Custodian fees payable (Note 6)                                            5,060
Transfer agent fees payable (Note 6)                                       4,462
Legal fees payable                                                         3,983
Printing fees payable                                                      3,315
Trustees' fees payable (Note 5)                                            1,538
Chief Compliance Officer fees payable (Note 5)                               189
Other accrued expenses                                                        98
                                                                    ------------
   Total liabilities                                                      33,339
                                                                    ------------
NET ASSETS                                                          $  1,949,931
                                                                    ============
NET ASSETS CONSIST OF:
Paid-in-capital                                                     $  5,040,642
Undistributed net investment income                                        4,422
Accumulated net realized loss on investments                          (2,512,015)
Net unrealized depreciation on investments                              (583,118)
                                                                    ------------
NET ASSETS                                                          $  1,949,931
                                                                    ============
SHARES OUTSTANDING - CLASS I:
   (Unlimited number of shares authorized, par value
      $0.001 per share)                                                  446,183
                                                                    ============
Net asset value, offering and redemption price per
   share* (Note 2)                                                  $       4.37
                                                                    ============

----------
* Shares of the Mount Lucas U.S. Focused Equity Fund redeemed within 90 days of purchase are charged a 2% redemption fee.

See Notes to Financial Statements


                   Mount Lucas U.S. Focused Equity Fund 2009 Semiannual Report 3

STATEMENT OF OPERATIONS

MOUNT LUCAS U.S. FOCUSED EQUITY FUND
For the Six Months Ended March 31, 2009 (Unaudited)

INVESTMENT INCOME:
Dividends                                                           $     49,640
Interest                                                                      25
                                                                    ------------
   Total investment income                                                49,665
                                                                    ------------
EXPENSES:
Investment advisory fees (Note 5)                                         10,756
Administration and accounting fees (Note 6)                               45,324
Transfer agent fees (Note 6)                                              12,682
Registration and filing fees                                               9,509
Legal fees                                                                 9,253
Custodian fees (Note 6)                                                    6,721
Audit fees                                                                 6,056
Trustees' fees and expenses (Note 5)                                       3,678
Insurance expense                                                          3,204
Printing fees                                                              2,290
Chief Compliance Officer fees (Note 5)                                       790
Other                                                                        256
                                                                    ------------
   Subtotal                                                              110,519
Fees waived and reimbursed by Adviser (Note 5)                           (96,894)
                                                                    ------------
   Total net expenses                                                     13,625
                                                                    ------------
NET INVESTMENT INCOME                                                     36,040
                                                                    ------------
REALIZED AND UNREALIZED
   LOSS ON INVESTMENTS:
Net realized loss on investments                                      (1,550,739)
Net change in unrealized depreciation on investments                     (11,407)
                                                                    ------------
NET REALIZED AND UNREALIZED
   LOSS ON INVESTMENTS                                                (1,562,146)
                                                                    ------------
NET DECREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                                        $ (1,526,106)
                                                                    ============

See Notes to Financial Statements


4 Mount Lucas U.S. Focused Equity Fund 2009 Semiannual Report

STATEMENTS OF CHANGES IN NET ASSETS

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

                                                            FOR THE         FOR THE
                                                       SIX MONTHS ENDED    YEAR ENDED
                                                        MARCH 31, 2009     SEPTEMBER
                                                          (UNAUDITED)       30, 2008
                                                       ----------------   -----------
OPERATIONS:
Net investment income                                    $    36,040      $    65,341
Net realized loss on investments                          (1,550,739)        (961,276)
Net change in unrealized depreciation
   on investments                                            (11,407)        (571,711)
                                                         -----------      -----------
Net decrease in net assets resulting from operations      (1,526,106)      (1,467,646)
                                                         -----------      -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                       (129,745)         (30,240)
                                                         -----------      -----------
Total distributions to shareholders                         (129,745)         (30,240)
                                                         -----------      -----------
CAPITAL STOCK TRANSACTIONS (CLASS I):
Shares sold                                              $ 1,099,099      $ 6,194,491
Shares issued as reinvestment of distributions                59,536           28,462
Shares redeemed                                           (2,278,440)              --
                                                         -----------      -----------
Net increase (decrease) in net assets from
   capital stock transactions                             (1,119,805)       6,222,953
                                                         -----------      -----------
Net increase (decrease) in net assets                     (2,775,656)       4,725,067
Redemption Fees                                                  510               --
NET ASSETS:
Beginning of period                                        4,725,077               10
                                                         -----------      -----------
End of period                                            $ 1,949,931      $ 4,725,077
                                                         ===========      ===========
Undistributed net investment income                      $     4,422      $    98,128
                                                         ===========      ===========
CAPITAL SHARE TRANSACTIONS (CLASS I):
Shares sold                                                  216,359          665,342
Shares issued as reinvestment of distributions                11,743            2,983
Shares redeemed                                             (450,245)              --
                                                         -----------      -----------
Net increase (decrease) in shares outstanding               (222,143)         668,325
                                                         ===========      ===========

See Notes to Financial Statements


                  Mount Lucas U.S. Focused Equity Fund 2009 Semiannual Report  5

FINANCIAL HIGHLIGHTS

MOUNT LUCAS U.S. FOCUSED EQUITY FUND
For a Fund Share Outstanding Throughout Each Period

                                                        FOR THE SIX
                                                       MONTHS ENDED     FOR THE       FOR THE
                                                         03/31/09     YEAR ENDED   PERIOD ENDED
                                                          CLASS I      09/30/08     9/30/07(1)
                                                        (UNAUDITED)     CLASS I       CLASS I
                                                       ------------   ----------   ------------
Net asset value, beginning of period                    $    7.07      $ 10.00        $10.00
                                                        ---------      -------        ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (2)                                    0.06         0.12            --
Net realized and unrealized loss on investments             (2.59)       (2.99)           --
                                                        ---------      -------        ------
Total from investment operations                            (2.53)       (2.87)           --
                                                        ---------      -------        ------
LESS DISTRIBUTIONS:
Dividends from net investment income                        (0.17)       (0.06)           --
                                                        ---------      -------        ------
Total distributions                                         (0.17)       (0.06)           --
                                                        ---------      -------        ------
Redemption fees added to paid in capital                     0.00(3)        --            --
                                                        ---------      -------        ------
Net asset value, end of period                          $    4.37      $  7.07        $10.00
                                                        =========      =======        ======
Total return                                               (36.14%)*    (28.88%)          --%
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                    $   1,950      $ 4,725        $   --
Operating expenses:
   Before expense reimbursement/waiver                       7.71%**      6.39%           --%
   After expense reimbursement/waiver                        0.95%**      0.95%           --%
Net investment income:
   After expense reimbursement/waiver                        2.51%**      1.41%           --%
Portfolio turnover rate                                    104.48%*      89.99%           --%

----------
(1)  The Fund commenced operations on September 28, 2007.

(2) Calculated based on the average number of shares outstanding during the period.

(3)  Amount represents less than $0.005.

*    Non-annualized.

**   Annualized.

See Notes to Financial Statements


6 Mount Lucas U.S. Focused Equity Fund 2009 Semiannual Report

NOTES TO FINANCIAL STATEMENTS

March 31, 2009 (Unaudited)

1.   ORGANIZATION

The Mount Lucas U.S. Focused Equity Fund (the "Fund") is a separate series of the BHR Institutional Funds (the "Trust"), a registered management investment company. The Trust is established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust ("Declaration of Trust") dated June 2, 2006. The Declaration of Trust permits the Trust to offer separate series of units of beneficial interest ("shares"). The Fund is a separate mutual fund, and each share of the Fund represents an equal proportionate interest in the Fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong solely to that fund and are subject to liabilities related thereto. The Fund is authorized to issue an unlimited number of shares and offers two classes of shares: Class I Shares and Class II Shares. As of March 31, 2009, Class II shares were not yet being offered to the public. The accompanying financial statements and financial highlights are those of the Fund, which commenced operations on September 28, 2007. The financial statements of the remaining series in the Trust are presented in separate documents. The Fund is a non-diversified portfolio as defined under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund seeks capital appreciation and invests in large capitalization U.S. common stocks with value characteristics. Under normal market conditions, the Fund invests at least 80% of its assets in U.S. common stocks and other equity securities of large capitalization companies. The Fund will typically hold between 20 and 40 stocks.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

     Security Valuation - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00pm Eastern time if a security's primary exchange is normally open at that time). If there is no such reported sale on the valuation date, securities are valued at the most recent quoted bid price. For a security that trades on multiple exchanges, the primary exchange will generally be considered to be the exchange on which the security is normally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Short-term debt securities with maturities of 60 days or less are carried at amortized cost, which approximates market value. Other debt securities are priced based upon valuations provided by recognized independent third party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

     Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Pricing Procedures approved by the Board of Trustees (the "Board").

     Use of Estimates - The preparation of financial statements in accordance with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements, the disclosure of contingent assets and liabilities as of the date of the financial statements and reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

     Security Transactions and Related Investment Income.- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Realized gains and losses on the sales of investment securities are measured using the identified cost method.

     Expenses - Expenses attributable to a specific fund shall be payable solely out of the assets of that fund. Expenses not attributable to a specific fund are allocated across all of the funds in the Trust on the basis of relative net assets or the nature of the services performed and the relative applicability to each fund.

     Net Asset Value Per Share - The net asset value ("NAV") per share for each class of shares of the Fund is the value of that class's portion of all of the net assets of the Fund divided by the number of shares outstanding of that class. The Fund calculates its NAV once each business day as of the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00pm Eastern time).

     Distributions to Shareholders - The Fund distributes its net investment income and makes distributions of net realized capital gains, if any, at least annually.

     Redemption Fees - The Fund imposes a redemption fee of 2.00% on shares that are redeemed within 90 days of purchase. The redemption fee will be calculated as a percentage of the net asset value of total redemption proceeds. Those shares held the longest will be treated as having been redeemed first. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholder. The redemption fees, if any, returned to the assets of the Fund are reflected in the Statement of Changes in Net Assets.

3. FINANCIAL ACCOUNTING STANDARDS BOARD STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157 "FAIR VALUE MEASUREMENTS" ("FAS 157")

FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of fair value hierarchy under FAS 157 are described below:

Level 1: Quoted prices in active markets for identical securities

Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to determine the fair value of the Fund's investments as of March 31, 2009, is as follows:

                                                 MOUNT LUCAS
                                                U.S. FOCUSED
                                                 EQUITY FUND
                                                ------------
Level 1 - Quoted Prices                          $1,928,352
Level 2 - Other Significant Observable Inputs             0
Level 3 - Significant Unobservable Inputs                 0
                                                 ----------
Total Market Value of Investments                $1,928,352
                                                 ==========

4.   RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards No. 161, "Disclosure about Derivative Instruments and Hedging Activities-an amendment of FASB Statement No. 133" ("FAS 161"). FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivative instruments and hedging activities are accounted for, and how derivative instruments and related hedging activities affect a fund's financial performance and financial position. Disclosures required by FAS 161 are effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.


                  Mount Lucas U.S. Focused Equity Fund 2009 Semiannual Report  7

NOTES TO FINANCIAL STATEMENTS
(Continued)

5.   INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS

The Fund has entered into an investment management agreement (the "Advisory Agreement") with DundeeWealth US, LP, formerly BHR Fund Advisors, LP ("Adviser" or "DundeeWealth US") pursuant to which DundeeWealth US provides investment management services to the Fund and is entitled to receive a fee calculated daily and payable monthly at an annual rate of 0.75% of the average daily net assets of the Fund. As investment adviser to the Fund, DundeeWealth US has the ultimate responsibility over any sub-adviser and is responsible for the investment performance of the Fund.

DundeeWealth US has entered into an investment sub-advisory agreement (the "Sub-Advisory Agreement") with Mount Lucas Management Corp. ("Sub-Adviser" or "Mount Lucas"), pursuant to which Mount Lucas serves as Sub-Adviser to the Fund. Sub-advisory fees are paid by DundeeWealth US, not out of the Fund's assets. In accordance with the terms of the Advisory Agreement and Sub-Advisory Agreement, DundeeWealth US and Mount Lucas provide a continuous investment program for the Fund's portfolio, and oversee the administration of all aspects relating to the Fund's business and affairs.

For its services as investment sub-adviser to the Fund, Mount Lucas is entitled to receive investment sub-advisory fees from DundeeWealth US at an annualized rate, calculated daily based on the average daily net assets of the Fund and paid monthly. Mount Lucas will be paid 0.25% on the first $200,000,000 and 0.60% on the balance of the average daily net assets.

The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep the Fund's total annual operating expenses from exceeding 0.95% for the Class I shares of the Fund for a period of three years ending September 27, 2010 ("Expense Limitation"). If at any point during the first three years of Fund operations it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements, as long as Expense Limitations are maintained. For the six months ended March 31, 2009, the Adviser reimbursed the Fund $96,894. The balance of recoverable expenses to the Adviser at March 31, 2009 was $287,907.

The Trust does not pay any fees to its Officers for their services as such, except for the Chief Compliance Officer, who receives $1,250 per month for the entire Trust. For the six months ended March 31, 2009, the Fund was allocated $790 in Chief Compliance Officer fees. The Trust pays each Independent Trustee an annual retainer of $10,000, a per meeting fee of $1,500 for quarterly and special meetings, a fee of $1,000 for each Audit Committee meeting and $250 per Fair Value Pricing meeting attended. Trustees are reimbursed for reasonable expenses incurred in attending all meetings

6.   OTHER SERVICE PROVIDERS

The Trust has entered into an Administration and Accounting Services Agreement with PNC Global Investment Servicing (U.S.) Inc. ("PNCGIS"), to provide accounting and administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. PNCGIS also acts as transfer agent and dividend disbursing agent for the Fund. For these services PNCGIS receives a monthly fee based on shareholder processing activity during the month.

PFPC Distributors, Inc. (the "Distributor") serves as the Fund's distributor. The Distributor acts as an agent for the Fund and the distributor of its shares.

PFPC Trust Company acts as custodian (the "Custodian") of the Fund. The Custodian holds cash, securities and other assets of the Fund as required by the 1940 Act.

7.   DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the year ended September 30, 2008 was as follows:

Distributions paid from:
   Ordinary income         $30,240

8.   INVESTMENT TRANSACTIONS

Investment transactions for the six months ended March 31, 2009, excluding temporary short-term investments for the Fund, were as follows:

 Purchases      Sales
----------   ----------
$2,963,228   $4,167,579

9. FEDERAL INCOME TAXES

The Fund intends to qualify for treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended, and will distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to federal income or excise tax.

Under the current tax law, capital losses realized after October 31 and prior to the Fund's fiscal year end may be deferred and treated as occurring on the first day of the following fiscal year. As of September 30, 2008, the Fund had post-October losses of $953,379.

The Fund adopted the provisions of FASB Interpretation No. 48 ("FIN48"), Accounting for Uncertainty in Income Taxes, and applied FIN48 to all open tax years as of the date of effectiveness. The implementation of FIN48 resulted in no material liability for unrecognized tax benefits and no material change to the beginning net asset value of the Fund. As of and during the period ended March 31, 2009, the Fund did not have a liability for any unrecognized tax benefits. The Fund will recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties. The Fund's open tax years are 2007-2008.

10.  CONCENTRATION RISKS

Although the Fund has a diversified investment portfolio, it is not a diversified investment company, and it may, at certain times, have concentrations that may cause the Fund to be more sensitive to economic changes or events occurring in certain sectors.

11.  INDEMNIFICATIONS

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.


8 Mount Lucas U.S. Focused Equity Fund 2009 Semiannual Report

BOARD CONSIDERATIONS REGARDING CONTINUATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

As required by the 1940 Act, the Board including all of the Trustees who are not "interested persons" of the Trust ("Independent Trustees"), unanimously approved the Advisory Agreement between the Adviser and the Trust on behalf of the Fund and the Sub-Advisory Agreement between the Adviser and Mount Lucas at a meeting held on November 11, 2008.

In determining whether to approve the Advisory Agreement and Sub-Advisory Agreement, the Board exercised its business judgment and considered information about the Adviser, Mount Lucas and certain additional factors described below that the Board deemed relevant. In their deliberations, the Trustees did not rank the importance of any particular piece of information or factor considered, and it is presumed that each Trustee attributed different weights to the various factors. The following summary details the materials and factors that the Board considered and the conclusions the Board reached, in approving the Advisory and Sub-Advisory Agreements.

1.   NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUND.

The Board considered the scope and quality of services expected to be provided by the Adviser and Mount Lucas, particularly the qualifications and capabilities of the personnel responsible for providing services to the Fund. The Trustees noted that, in addition to managing the investment program of the Fund, the Adviser provides, at its expense, personnel responsible for supervising the provision of compliance, administrative services, accounting and related services. The Trustees also considered that the Adviser would pay for all compensation of officers of the Trust that are also employees of the Adviser. The Board also considered the qualifications, experience and responsibilities of the portfolio managers for the Fund. On the basis of this evaluation, the Board concluded that the nature, quality and extent of services to be provided by the Adviser and the Sub-Adviser were satisfactory.

2.   INVESTMENT PERFORMANCE OF THE FUNDS.

The Trustees considered the investment experience of the Adviser and Mount Lucas. The Trustees considered the performance of the Fund as well as historical performance of other accounts managed by Mount Lucas using investment strategies substantially similar to those of the Fund.

3.   COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISER.

In connection with the Trustees' consideration of the level of the advisory fees, the Trustees considered a number of factors. With respect to the Fund, the Board's analysis of the Fund's advisory fee and estimated expenses included a discussion and review of data concerning the current fee and expense ratios of the Fund compared to its peer group. The Board noted that the Fund's advisory fee and expense ratio were generally in line with those of its peer group. The Board also noted the Adviser's agreement to limit the total expenses of the Fund for a period of three years from commencement of operations. The Board also noted that each Sub-Adviser's fees will be paid entirely by the Adviser so that no additional expenses would be borne by shareholders for the engagement of a Sub-Adviser.

4.   ECONOMIES OF SCALE AND FEE LEVELS REFLECTING THOSE ECONOMIES.

The Trustees considered the extent to which economies of scale were expected to be realized relative to fee levels as the Fund's assets grow, and whether the advisory and sub-advisory fee levels reflect these economies of scale for the benefit of shareholders.

5.   OTHER BENEFITS TO THE ADVISER.

In addition to the above factors, the Trustees also discussed other benefits received by the Adviser and Mount Lucas from their management of the Fund, including, without limitation, possible soft dollar benefits and the ability to market their advisory services for similar products in the future. The Trustees also considered the letter agreements entered into between the Adviser and Mount Lucas which, subject to applicable law and fiduciary duties, could in certain circumstances, allow the Adviser to receive compensation from Mount Lucas in the event the Fund is reorganized out of the Trust.

CONCLUSION

The Board of Trustees, including all of the Independent Trustees, concluded that the fees payable under the Advisory and Sub-Advisory Agreements were fair and reasonable with respect to the services that the Adviser and Mount Lucas each provided, in light of the factors described above that the Board deemed relevant. The Board based its decision on an evaluation of all these factors as a whole and did not consider any one factor as all-important or controlling.


                   Mount Lucas U.S. Focused Equity Fund 2009 Semiannual Report 9

ADDITIONAL FUND INFORMATION

March 31, 2009
(Unaudited)

PROXY VOTING INFORMATION

A description of the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities is available without charge, upon request by calling 1-888-572-0968 or on the Fund's website at http://www.dundeewealthus.com.

Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling 1-888-572-0968 or by visiting the Securities and Exchange Commission's (the "SEC") website at http://www. sec.gov.

INFORMATION ON FORM N-Q

The Trust files the Fund's complete schedule of portfolio investments with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust's Forms N-Q are available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BHR INSTITUTIONAL FUNDS PRIVACY POLICY

In the course of doing business with shareholders, the Trust collects nonpublic personal information about shareholders. "Nonpublic personal information" is personally identifiable financial information about shareholders. For example, it includes shareholders' social security numbers, account balances, bank account information and purchase and redemption histories.

The Trust collects this information from the following sources:

     - Information we receive from shareholders on applications or other forms;

     - Information about shareholder transactions with us and our service providers, or others;

     - Information we receive from consumer reporting agencies (including credit bureaus).

What information does the Trust disclose and to whom does the Trust disclose information?

The Trust only discloses nonpublic personal information collected about shareholders as permitted by law. For example, the Trust may disclose nonpublic personal information about shareholders:

     - To government entities, in response to subpoenas or to comply with laws or regulations;

     -    When shareholders direct us to do so or consent to the disclosure;

     - To companies that perform necessary services for BHR Institutional Funds, such as data processing companies that the Funds use to process shareholders transactions or maintain shareholder accounts;

     -    To protect against fraud, or to collect unpaid debts.

     If a shareholder closes his/her account, we will adhere to the privacy policies and practices described in this notice.

HOW THE TRUST SAFEGUARDS INFORMATION

Within the Trust, access to nonpublic personal information about shareholders is limited to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. The Trust and its service providers maintain physical, electronic and procedural safeguards that comply with federal standards to guard shareholder nonpublic personal information.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
          Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)  Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
          Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BHR Institutional Funds


By (Signature and Title)* /s/ Peter Moran
                          ------------------------------
                          Peter Moran, President
                          (principal executive officer)

Date May 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Peter Moran
                          ------------------------------
                          Peter Moran, President
                          (principal executive officer)

Date May 28, 2009


By (Signature and Title)* /s/ John Leven
                          ------------------------------
                          John Leven, Treasurer
                          (principal financial officer)

Date May 28, 2009

* Print the name and title of each signing officer under his or her signature.